Securities Act Registration No. 333-30470
                                       Investment Company Act Reg. No. 811-09815
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       -----------------------------------
                                    FORM N-1A
              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        |X|

                         Pre-Effective Amendment No. ___                     [ ]



                          Post-Effective Amendment No. 9                     |X|
                                     and/or


          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |X|


                                 Amendment No. 12                            |X|
                        (Check appropriate box or boxes.)
                       -----------------------------------



                               THE ARBITRAGE FUNDS
                       -----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                41 Madison Avenue
                                   28th Floor
                                New York, New York                     10010
                               --------------------                -------------
                      (Address of Principal Executive Offices)       (Zip Code)

                                 (212) 259-2655
                       -----------------------------------
              (Registrant's Telephone Number, including Area Code)


                                                Copy to:

John S. Orrico
Water Island Capital, LLC                       Richard L. Teigen
41 Madison Avenue                               Foley & Lardner LLP
28th Floor                                      777 East Wisconsin Avenue
New York, New York  10010                       Milwaukee, Wisconsin  53202
---------------------------------------         --------------------------------
(Name and Address of Agent for Service)




It is proposed that this filing become effective (check appropriate box):

         [ ]      immediately upon filing pursuant to paragraph (b)


         [ ]      on (date) pursuant to paragraph (b)


         [ ]      60 days after filing pursuant to paragraph (a) (1)


         [X]      on September 28, 2009 pursuant to paragraph (a) (1)


         [ ]      75 days after filing pursuant to paragraph (a) (2)

         [ ]      on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

         [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Explanatory Note
                                ----------------

         This Post-Effective Amendment No. 9 to the Registration Statement of The Arbitrage Funds is being filed for the purpose of conforming The Arbitrage Fund's Prospectus to the summary prospectus rules adopted in Release No. 33-8998 January 13, 2009).

                               [GRAPHIC OMITTED]




                         Class R (Nasdaq Symbol: ARBFX)
                         Class I (Nasdaq Symbol: ARBNX)


                         41 Madison Avenue, 28th Floor
                            New York, New York 10010



                                   PROSPECTUS
                                October 1, 2009



--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

The Arbitrage Fund

The Arbitrage Funds currently offers one fund series to investors--The Arbitrage Fund (the "Fund"). The Fund's investment objective is to achieve capital growth by engaging in merger arbitrage.

The Fund offers two classes of shares, Class R and Class I. The Classes differ only in their ongoing fees and investment eligibility requirements.

This Prospectus has the information about the Fund that you should know before investing. Please read it carefully and keep it with your investment records.


--------------------------------------------------------------------------------

Adviser
Water Island Capital, LLC
41 Madison Avenue, 28th Floor
New York, New York 10010

--------------------------------------------------------------------------------



                                TABLE OF CONTENTS



SUMMARY SECTION ...........................................................    3

ADDITIONAL IMPORTANT INFORMATION REGARDING FUND
EXPENSES AND DIVIDENDS ON SHORT POSITIONS .................................    9

INVESTMENT OBJECTIVE, POLICIES AND RISKS ..................................    9

THE ADVISER ...............................................................   13

DISTRIBUTION ARRANGEMENTS .................................................   14

NET ASSET VALUE ...........................................................   14

HOW TO PURCHASE SHARES ....................................................   15

REDEMPTIONS ...............................................................   17

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS ...................................   20

FINANCIAL HIGHLIGHTS ......................................................   22

SUMMARY SECTION
--------------------------------------------------------------------------------

Investment Objective

The Fund seeks to achieve capital growth by engaging in merger arbitrage.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below are based on actual expenses incurred for the fiscal year ended May 31, 2009.

Shareholder Fees (fees paid directly from your investment)



                                                              Class R Shares      Class I Shares
                                                             ---------------      --------------
Sales Charge (Load) Imposed on Purchases                            None               None
Deferred Sales Charge (Load)                                        None               None
Sales Charge (Load) Imposed on Reinvested Dividends                 None               None
Redemption Fee(1)                                                     2%*                 2%*



* The redemption fee is imposed only on redemptions of shares within 30 days of the date of purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

                                                          Class R Shares        Class I Shares
                                                          ---------------      ---------------
Management Fees(2)                                                __%                   __%
Distribution and/or Service (12b-1) Fees                        0.25%                 None
Other Expenses                                                    __%                   __%
  Dividends on Short Positions                                    __%                   __%
  All Remaining Other Expenses                                    __%                   __%
  Acquired Fund Fees and Expenses(3)                              __%                   __%
                                                              ------                ------
Total Annual Fund Operating Expenses, Including
  Effect of Dividends on Short Positions(4)                       __%                   __%
Less Fee Waivers                                                  __%                   __%
                                                              ------                ------
Net Expenses, Including Effect of Dividends
  on Short Positions(2)                                           __%                   __%
                                                              ======                ======

(1) A wire transfer fee of $15 (subject to change) is charged in the case of redemptions made by wire.

(2) The Fund pays an annual fee that varies from 1.25% to 1.00% based on the amount of the Fund's net assets. The Adviser has agreed, until at least August 31, 2012, to waive its fees and absorb expenses, excluding taxes, interest, dividends on short positions and Acquired Fund Fees and Expenses, to the extent that Annual Fund Operating Expenses exceed 1.88% of average daily net assets for Class R shares and 1.63% of average daily net assets for Class I shares. The Adviser can recapture any expenses or fees it has waived or reimbursed after October 1, 2007 within a three-year period subject to the applicable cap of 1.88% for Class R shares and 1.63% for Class I shares.

(3) The Fund indirectly bears a pro rata share of the fees and expenses of each underlying fund in which it invests. The Acquired Fund Fees and Expenses were less than one basis point. Since Acquired Fund Fees and Expenses are not directly borne by the Fund, they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table will differ from that presented in the financial highlights.

(4) Excluding the effect of expenses attributable to dividends on short positions, the Fund's Total Annual Operating Expenses and Net Expenses were:

                                               Class R Shares        Class I Shares
                                                --------------       --------------
Total Annual Fund Operating Expenses, Excluding
   Effect of Dividends on Short Positions             __%                   __%
Less Fee Waivers                                      __%                   __%
                                                     ----                 ----
Net Expenses, Excluding Effect of Dividends
   on Short Positions                                 __%                   __%
                                                     ====                 ====

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                           1 Year   3 Years   5 Years  10 Years
                           ------------------------------------
           Class R Shares   $ __     $ __       $ __     $ __
           Class I Shares   $ __     $ __       $ __     $ __

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies

In attempting to achieve its objective, the Fund plans to invest at least 80% of its net assets in equity securities of companies (both domestic and foreign) that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. Equity securities include common and preferred stock. Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of corporate reorganizations. The Adviser uses investment strategies designed to minimize market exposure including short selling and purchasing and selling options. The most common arbitrage activity, and the approach the Fund generally will use, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Adviser may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company's common stock and/or other securities may be sold short. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Principal Risks

As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

o Merger Arbitrage Risks: The principal risk associated with the Fund's merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

o High Portfolio Turnover Risks: The Fund's investment strategies may result in high turnover rates. This may increase the Fund's brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

o Borrowing Risks: Because the Fund may borrow money from banks to purchase securities of companies involved in reorganizations, the Fund's exposure to fluctuations in the prices of these securities is increased in relation to the Fund's capital. This can cause the price of its shares to be more volatile than if the Fund did not borrow money. Borrowing also increases the Fund's expenses because of the interest the Fund must pay on borrowed money, and any fees the Fund must pay to maintain a line of credit.

o Short Sale/Put and Call Options Risks: The Fund may engage in various hedging practices, which by definition entail substantial risks. As stated above, the approach the Fund generally will use involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition and, at approximately the same time, an equivalent amount of the acquiring company's common stock and/or other securities may be sold short.
But if an acquisition is called off or otherwise not completed, the Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when the Fund desires.

o Foreign Investment Risk: The Fund's investments in foreign securities may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

Annual Total Returns

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing the Fund's performance for each full calendar year over the lifetime of the Fund, and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance of Class R Shares


                               [GRAPHIC OMITTED]

      8.95%    9.27%   15.18%    0.57%    -0.24%    5.87%   7.14%    x.xx
      2001     2002     2003     2004      2005     2006    2007     2008

During the period shown in the bar chart, the highest return for a quarter was ___% during the quarter ended ______________ and the lowest return for a quarter was ___% during the quarter ended ______________.

The year-to-date return of the Fund's Class R shares through June 30, 2009 is ____%.

The impact of taxes is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance of Class I shares will differ from that shown above to the extent that the Classes do not have the same expenses or inception dates.

Average Annual Total Returns for Periods Ended December 31, 2008

The tables on the next page show how the Fund's average annual total returns for Class R shares and Class I shares compare with those of the Standard & Poor's 500 Index. The table for Class R shares also presents the impact of taxes on the Fund's returns. After-tax returns are shown for Class R shares only and after-tax returns for Class I shares will vary.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at net asset value and that the entire account is redeemed at the end of the period, including reinvested amounts). The Fund's return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

                                       One     Five       Since Inception
                                       Year    Years      (Sept. 17, 2000)
                                      -----    -----      ----------------
THE ARBITRAGE FUND (Class R)
     Class R Return Before Taxes       ___%     ___%             ___%
     Class R Return After Taxes
       on Distributions                ___%     ___%             ___%
     Class R Return After Taxes
       on Distributions and Sale
       of Fund Shares                  ___%     ___%             ___%

STANDARD & POOR'S 500 INDEX*
  (reflects no deduction for fees,
  expenses, or taxes)                  ___%     ___%             ___%

* The Standard & Poor's 500 Index is an unmanaged index of common stock prices of 500 widely held U.S. stocks.



                                        One     Five      Since Inception
                                       Year    Years      (Oct. 17, 2003)
                                       ----    -----      ---------------
THE ARBITRAGE FUND (Class I)
     Class I Return Before Taxes       ___%     ___%             ___%
STANDARD & POOR'S 500 INDEX*
  (reflects no deduction for fees,
  expenses, or taxes)                  ___%     ___%             ___%

* The Standard & Poor's 500 Index is an unmanaged index of common stock prices of 500 widely held U.S. stocks.

Investment Adviser

Water Island Capital, LLC is the investment adviser to the Fund (the
"Adviser").

Portfolio Managers

John S. Orrico, President and Trustee of the Fund, has been a portfolio manager of the Fund since January 2000. Todd W. Munn, Portfolio Manger of the Fund, has been a portfolio manager of the Fund since ______ _____. Roger P. Foltynowicz, Portfolio Manger of the Fund, has been a portfolio manager of the Fund since
______ _____.

Purchase and Sale of Fund Shares

Minimum Investment Amounts Class R Shares -- The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments.

Minimum Investment Amounts Class I Shares -- The minimum initial investment for all types of accounts is $100,000. There is no minimum for subsequent investments.

The Fund has granted the authority to the Adviser, in its sole discretion, to waive the initial investment minimums for both the Class R and Class I shares.

Investors may purchase, exchange or redeem Class R and Class I shares of the Fund at the net asset value (NAV) of the Class next computed after receipt of the order. You may conduct transactions by mail (The Arbitrage Fund, c/o DST Systems, Inc., P.O. Box 219842, Kansas City, Missouri 64121-9842, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-295-4485. Transactions will only occur on days the New York Stock Exchange (NYSE) is open. To purchase, exchange or redeem Class R and Class I shares of the Fund, investors must submit orders to the Fund by the applicable cut-off time (generally 4:00 p.m. Eastern Time) to receive the NAV calculated on that day. If an order is received after the applicable cut-off time, it will be processed the next business day. Investors who wish to purchase, exchange or redeem Class R or Class I shares through a broker-dealer should contact the broker-dealer regarding the hours during which orders to purchase, exchange or sell shares of the Fund may be placed. The Fund's transfer agent is open from 9:00 a.m. to 8:00 p.m. Eastern Time for purchase, exchange or redemption orders.

Dividends, Capital Gains, and Taxes

The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

ADDITIONAL IMPORTANT INFORMATION REGARDING FUND EXPENSES AND DIVIDENDS ON
SHORT POSITIONS
--------------------------------------------------------------------------------

When the Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market. The Fund is obligated to pay any dividend declared during the period in which the Fund maintains the short position to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the dividend as an expense. Dividend expenses are not fees charged to shareholders by the Fund or any Fund service provider but are similar to finance charges incurred by the Fund in borrowing transactions. Dividends, whether earned by the Fund on long positions, or paid by the Fund on short positions, are taken into account by the Adviser when calculating the return potential of merger arbitrage investments.

Excluding the effect of expenses attributable to dividends on short positions, the Fund's total annual operating expenses (expenses that are deducted from Fund assets) were as set forth below. Please refer to the table in the "Fees and Expenses" discussion on page 6 for details on the Fund's Total Annual Operating Expenses including the effect of expenses attributable to dividends on short positions, and see the accompanying footnotes for details relating to Management Fees, the Expense Waiver and Reimbursement Agreement and Acquired Fund Fees and Expenses.


                                                         Class R Shares        Class I Shares
                                                         --------------        --------------
Management Fees                                                 ___%                  ___%
Distribution and/or Service (12b-1) Fees                        0.25%                 None
Other Expenses                                                  ___%                  ___%
      All Remaining Other Expenses                              ___%                  ___%
      Acquired Fund Fees and Expenses                           ___%                  ___%
                                                              ------                ------
Total Annual Fund Operating Expenses, Excluding
  Effect of Dividends on Short Positions                        ___%                  ___%
Less Fee Waivers                                                ___%                 ____%
                                                              ------                ------
Net Expenses, Excluding Effect of Dividends
  on Short Positions                                            ___%                  ___%
                                                              ======                ======


INVESTMENT OBJECTIVE, POLICIES AND RISKS
--------------------------------------------------------------------------------

Investment Objective

The Fund seeks to achieve capital growth by engaging in merger arbitrage.

Principal Investment Strategies and Policies

To achieve its investment objective, the Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities of companies (both domestic and foreign) involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other types of corporate reorganizations (all referred to as "corporate reorganizations"). Equity securities include common and preferred stock.

Merger arbitrage refers to the investment practice of capturing the difference between the end value of a corporate reorganization and the prevailing market prices of the securities of the companies involved prior to the consummation of the reorganization. It is a highly specialized investment approach designed to profit from the successful completion of such reorganizations.The discrepancy in value is attributable to risks that are inherent in corporate reorganizations, which include the possibility the transaction will not be completed and the time it takes for corporate reorganizations to be completed.

The Fund continuously monitors not only the investment positions owned by the Fund, but also other potential mergers and corporate reorganizations. This enables the Fund to make timely and informed investment decisions if market prices of other securities adjust enough for the Fund to make new investments for its own portfolio. The Adviser expects the Fund's assets to be diversified in various industries; however if a large percentage (i.e., at least 50%) of mergers taking place within the U.S. are within one industry (e.g. banking or telecommunications) over a given period of time, a large portion of the Fund's assets could be concentrated in that industry for that period of time.

The most common arbitrage activity, and the approach the Fund generally will use, involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The Adviser will carefully evaluate all potential arbitrage investment opportunities examining each situation's return characteristics together with its risk profile. As an important part of this investment process, the Fund systematically reduces market exposure by employing various hedging strategies.

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. When determining whether to sell or cover a security, the Adviser continuously reviews and rationalizes each investment's risk versus its reward relative to its predetermined exit strategy. The Fund will sell or cover a security when the securities of the companies involved in the transaction do not meet the Fund's expected return criteria when gauged by prevailing market prices and the relative risks of the situation.

Hedging Strategies

The Fund may employ various hedging techniques, such as short selling or engaging in put and call options.

Short Sales: The Adviser may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company's common stock and/or other securities may be sold short. The Fund will make these short sales with the intention of later closing out (or covering) the short position with the securities of the acquiring company received when the acquisition is consummated. The purpose of the short sale is to protect against a decline in the market value of the acquiring company's securities prior to the acquisition's completion. At all times when the Fund does not own securities which are sold short, the Fund will maintain collateral consisting of cash, cash equivalents and liquid securities equal in value on a daily marked-to-market basis to the securities sold short.

Put and Call Options
(Definition)

A short-term contract that gives the purchaser of the option the right to sell
(put) or buy (call) the underlying security at any time before the option expires in return for a premium.

Put and Call Options: The Adviser may engage in purchasing and/or selling put and call options in an effort to reduce the risks associated with some of its investments. A put option is a short-term contract which gives the purchaser of the option, in return for a premium paid, the right to sell the underlying security at a specified price upon exercise of the option at any time prior to the expiration of the option. The market price of a put option normally will vary inversely with the market price of the underlying security. Consequently, by purchasing put options on securities the Fund has purchased, it may be possible for the Fund to partially offset any decline in the market value of these securities. A call option, on the other hand, is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying security at a specified price upon exercise of the option, at any time prior to its expiration. The market price of the call, in most instances, will move in conjunction with the price of the underlying security.

The premium received by the Fund for the sale of options may be used by the Fund to reduce the risks associated with individual investments and to increase total investment return. Currently, the Adviser does not intend to commit greater than 25% of the Fund's net assets to option strategies.

Leverage Through Borrowing: The Fund may borrow from banks to increase its portfolio holdings of securities on a secured or unsecured basis at fixed or variable interest rates. When borrowing money, the Fund must follow specific guidelines under the Investment Company Act of 1940, which allow the Fund to borrow an amount equal to as much as 50% of the value of its net assets (not including the amount borrowed). The Fund also may borrow money for temporary or emergency purposes, but these borrowings, together with all other borrowings, may not exceed 33% of the value of the Fund's total assets at the time the loan is made.

Temporary Investments: The Fund may adopt temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Depending upon the level of merger activity and other economic and market conditions, the Fund may invest temporarily a substantial portion of its assets in cash or cash equivalents, including money market instruments such as Treasury bills and other short-term obligations of the United States Government, its agencies or instrumentalities, prime commercial paper, and repurchase agreements for the above securities. To the extent the Fund invests in these temporary investments, the Fund will not achieve its investment objective of growth of capital since these instruments bear interest but do not appreciate in value.

Investment Risks

The Fund's investment program involves investment techniques and securities holdings that entail risks, in some cases different from the risks ordinarily associated with investments in equity securities. Some of these risks include:

Merger Arbitrage Risks: The principal risk associated with the Fund's arbitrage investments is that certain of the proposed reorganizations in which the Fund invests may be renegotiated, terminated, or involve a longer time frame than originally contemplated, in which case the Fund may lose money. If a transaction takes a longer time to close than the Fund originally anticipated, the Fund may not realize the level of returns desired.

High Portfolio Turnover Risks: The Fund invests a portion of its assets to seek short-term capital appreciation, which increases portfolio turnover and causes increased brokerage commission costs. A high turnover rate exposes you to a higher current realization of capital gains, and thus a higher current tax liability, than may be associated with investments in other investment companies that emphasize long-term investment strategies and thus have a lower turnover rate.

Short Sale/Put and Call Options Risks: A substantial percentage of the investments made by the Fund will not lend themselves to hedging strategies and, even when available, these strategies may not be successful. For instance, if an acquisition is called off or otherwise not completed, the Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities. Also, options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. These risks include:

o possible imperfect correlation between the price movements of the option and the underlying security,

o the potential lack of a liquid secondary market at any particular time, and

o possible price fluctuation limits.

Borrowing Risks: The Fund's borrowing activities will exaggerate any increase or decrease in the net asset value of the Fund. In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

Foreign Investment Risks. The Fund may invest in foreign companies that are involved in publicly announced mergers, takeovers, tender offers, leverage buyouts, spin-offs, liquidations and other corporate reorganizations. These securities may include securities traded primarily in markets outside the United States. Securities issued by foreign governments and foreign corporations, as well as securities traded principally in markets outside the U.S., are subject to greater fluctuation in value and risks than securities of U.S. issuers traded in the U.S. markets. Although the issuers of foreign securities purchased by the Fund are domiciled primarily in major industrialized countries, political changes, changes in taxation, or currency controls could nevertheless adversely affect the values of these investments. Foreign securities are generally denominated in the currency of a foreign country, and are subject to the risk that the currency will decline in value relative to the U.S. dollar.

Portfolio Holdings and Disclosure Policy

The Fund's top ten portfolio holdings in order of position size are published quarterly, with a 15-day lag, at http://www.thearbfund.com. Additional information about the Fund's Portfolio Holdings and Disclosure Policy is included within the Fund's Statement of Additional Information.

THE ADVISER
--------------------------------------------------------------------------------


Water Island Capital, LLC, 41 Madison Avenue, 28th Floor, New York, New York 10010, a registered investment adviser, is the Fund's investment adviser. Subject to the authority of the Fund's Board of Trustees, the Adviser is responsible for the overall management of the Fund's business affairs. The fee the Adviser charges the Fund is higher than fees typically paid by other mutual funds. This higher fee is attributable in part to the higher expenses and the specialized skills associated with managing a portfolio of merger arbitrage investments. The Fund pays an annual fee that varies based on the amount of the Fund's net assets. The Fund pays an annual fee of 1.25% on the first $250 million of its average daily net assets, 1.20% on the next $50 million of its average daily net assets, 1.15% on the next $50 million of its average daily net assets, 1.10% on the next $75 million of its average daily net assets, 1.05% on the next $75 million of its average daily net assets and 1.00% on its average daily net assets in excess of $500 million. The fee paid for the fiscal year ending May 31, 2009 was ___%.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Fund's latest annual report to shareholders for the period ending May 31.


The Adviser has entered into an Expense Waiver and Reimbursement Agreement, which requires the Adviser to either waive fees due to it or subsidize various operating expenses of the Fund so that the total annual operating expenses of the Fund, exclusive of interest, taxes, dividends on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, do not exceed the annual rate of 1.88% of the Fund's average daily net assets allocable to Class R Shares and 1.63% of the Fund's average daily net assets allocable to Class I shares. The Agreement expires on August 31, 2012. The Agreement permits the Adviser to recapture any fee waivers it makes after October 1, 2007, but only if the amounts can be recaptured within three years and without causing the Fund's total annual operating expenses to exceed the applicable expense cap.

John S. Orrico, CFA, Todd W. Munn and Roger P. Foltynowicz are portfolio managers for the Fund. They are all equally responsible for the day-to-day management of the portfolio of the Fund.

Mr. Orrico serves as President of the Adviser and also serves as the President and a Trustee of the Fund. Prior to organizing the Adviser in January 2000, Mr. Orrico assisted in the management of private trusts and entities employing merger arbitrage strategies. Mr. Orrico received a Bachelors degree from Georgetown University in 1982 -- with a double major in Finance and International Management. He became a Chartered Financial Analyst in 1988.

Prior to becoming a portfolio manager of the Fund, Mr. Munn was a senior equity analyst for the Fund. Mr. Munn received a Master of Business Administration degree from Fordham Graduate School of Business in 2003 and a Bachelors degree from Gettysburg College in 1993 -- with a double major in Finance and Accounting.

Prior to becoming a portfolio manager of the Fund, Mr. Foltynowicz was a senior equity analyst for the Fund. Mr. Foltynowicz received a Master of Science degree from Pace University in 2006 -- with a major in Investment Management -- and a Bachelors degree from Presbyterian College in 1999 -- with a major in Business Administration.

The Statement of Additional Information for the Fund, which is incorporated by reference into this Prospectus, provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

Distributor

SEI Investments Distribution Co. serves as principal underwriter for the Fund and as such, is the exclusive agent for the distribution of shares of the Fund.

Distribution Plan

The Fund has adopted a Rule 12b-1 plan for Class R shares, which allows the Fund to pay distribution fees for the sale and distribution of Class R shares. The maximum level of distribution expenses is 0.25% per year of the Fund's average daily net assets allocable to Class R shares. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in Class R shares and may cost you more than paying other types of sales charges.

NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value per share of each Class of shares of the Fund will be determined on each day the New York Stock Exchange is open for business and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities, and then dividing by the total number of shares outstanding. The NYSE is closed on weekends and most national holidays. The determination of net asset value for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of trading on the NYSE on that day (normally 4:00 p.m., Eastern time).


The Fund generally values portfolio securities at market value. If market quotations are not available or reliable, the Fund will value securities at their fair value as determined in good faith under the supervision of the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the New York Stock Exchange. In addition, since certain foreign securities may trade on weekends or days when the Fund does not price its shares, the value of these securities may change on days when Fund shares cannot be purchased or redeemed.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Choosing a Share Class

The Fund offers two classes of shares, Class R and Class I. The two classes, which represent interests in the same portfolio of investments and have the same rights, differ primarily in the expenses to which they are subject and required investment minimums (the minimum investment amounts are subject to waiver, as discussed below). Class R shares are subject to an annual 12b-1 fee of up to 0.25% of the Fund's average daily net assets allocable to Class R shares, whereas Class I shares are not subject to any 12b-1 fees.

Class I shares are available only to shareholders who invest directly in the Fund or who invest through a broker-dealer, financial institution or servicing agent that does not receive a distribution fee from the Fund or the Adviser. There is also a higher minimum initial investment requirement (subject to waiver, as discussed below) with respect to Class I shares.

If you qualify as a purchaser of Class I shares, but your account is invested in Class R shares, you may convert your Class R shares to Class I shares based on the relative net asset values of the two Classes on the conversion date.

The Fund is a no-load Fund. This means that shares (Class R and Class I) may be purchased without the imposition of any sales charge. Shares of the Fund are available for purchase from the Fund every day the New York Stock Exchange is open for business, at the net asset value next calculated after receipt of the purchase request in good order. The Fund mails you confirmations of all purchases or redemptions of Fund shares.

Minimum Investment Amounts

Class R shares* -- The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments.

Class I shares* -- The minimum initial investment for all types of accounts is $100,000. There is no minimum for subsequent investments.

* The Fund has granted the authority to theAdviser, in its sole discretion, to waive the initial investment minimums for both the Class R and Class I shares. The Adviser, though granted sole discretion by the Fund, has committed to consult the Fund's Chief Compliance Officer prior to authorizing any such waivers.

  Additionally, there will be no investment minimums for either share class for both omnibus and non-omnibus accounts held by financial institutions for the benefit of their clients who purchase shares through investment programs such as (1) employee benefit plans, like 401(k) retirement plans; (2) fee-based advisory or "wrap" programs; (3) mutual fund supermarkets or platforms such as those maintained by Schwab, Fidelity, TD Ameritrade or other broker-dealers;
  (4) consulting firms; and (5) trust companies.

Shares of the Fund are offered on a contin- uous basis. The Fund reserves the right, in its sole discretion, to reject any application to purchase shares. Purchase orders will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check, together with the name(s) on the account and the account number, to the address below. You should make all checks payable to "The


Good Order:

When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

o the dollar amount of shares to be purchased

o the name(s) on the account and the account number

o check payable to The Arbitrage Fund

Arbitrage Fund." The Fund does not accept cash, credit cards, money orders, travelers checks, third party checks, or bearer forms securities of any kind.

Note: You will be charged a $25.00 fee against your account, in addition to any loss sustained by the Fund, for any payment check returned for insufficient funds.

When Orders Are Processed

All shares will be purchased at the net asset value per share next determined after the Fund receives your purchase request in good order. All requests received in good order by the Fund before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Purchase By Mail

You may purchase shares of the Fund by sending your request to the Transfer Agent at one of the following addresses:

Regular Mail                              Express/Overnight Mail
The Arbitrage Fund                        The Arbitrage Fund
c/o DST Systems, Inc.                     c/o DST Systems, Inc.
P.O. Box 219842                           430 W. 7th St.
Kansas City, MO 64121-9842                Kansas City, MO 64105

Purchase through Brokers

You may use your broker, dealer, financial institution or other servicing agent to purchase shares of the Fund if the servicing agent has an agreement with the Fund's distributor. Please note that such agents may charge additional fees for their services. Depending on your servicing agent's arrangements with the Fund, you may qualify to purchase Class I shares, which are subject to lower ongoing expenses. Please see "Choosing a Share Class" above for more information or contact your servicing agent. You should also note that your servicing agent may become a record shareholder of the Fund requiring all purchase and redemption requests to be sent through your servicing agent. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund. You should carefully read the program materials provided to you by your servicing agent.

Certain servicing agents may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through such companies. The Adviser or the Fund may pay fees to these servicing agents for their services. They may also compensate servicing agents in connection with the sale of Fund shares. These payments may create an incentive for the servicing agents to recommend that you purchase Fund shares.

Purchase by Wire

If you wish to wire money to invest in the Fund, please call the Fund at 1-800-295-4485 to notify the Fund that a wire transfer is coming. You may use the following instructions:

      The Arbitrage Fund
      United Missouri Bank
      ABA #: 101000695
      Account #: 9871417816
      For further credit to: Name/Fund #/Account #

Automatic Investment Plan

You may participate in the Fund's Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. After making an initial investment of at least $2,000, you may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Fund at 1-800-295-4485 for more information about the Fund's Automatic Investment
Plan.

Retirement Plans

You may purchase shares of the Fund for your individual retirement plans. Please call the Fund at 1-800-295-4485 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

The Fund does not accept cash, credit card checks, money orders, travelers checks, third party checks, or bearer forms securities of any kind.

REDEMPTIONS
--------------------------------------------------------------------------------

Written Redemption Requests

You will be entitled to redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular Mail                              Express/Overnight Mail
The Arbitrage Fund                        The Arbitrage Fund
c/o DST Systems, Inc.                     c/o DST Systems, Inc.
P.O. Box 219842                           430 W. 7th St.
Kansas City, MO 64121-9842                Kansas City, MO 64105

Redeeming By Telephone

You may redeem shares having a value of $25,000 or less by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-800-295-4485. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The telephone redemption privilege is automatically available to you unless you have instructed the Fund to remove this privilege from your account.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Fund, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Fund or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or the Transfer Agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions

If you request your redemption proceeds to be sent by wire transfer, you will be required to pay a $15 wire transfer fee to cover costs associated with the transfer. In addition, your bank may impose a charge for receiving wires.

Redemption Fee


A redemption fee of 2% of the dollar value of the shares redeemed, payable to the Fund, is imposed on any redemption of shares within 30 days of the date of purchase. No redemption fee will be imposed on the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time.


The redemption fee will not be assessed on the redemption of shares held through qualified retirement plans. The redemption fee is also waived on required distributions from IRA accounts due to the shareholder reaching age
70 1/2, and for any partial or complete redemption following death or disability (as defined in Section 22(e)(3) of the Internal Revenue Code) of a shareholder named on the account. Redemptions resulting from recharacterizations and/or excess contributions from an IRA account also may be waived. The Fund may require documentation in connection with these waivers.

In addition to the circumstances noted in the preceding paragraph, the Fund has granted authority to the Adviser to waive the redemption fee at its sole discretion where the Adviser believes such waiver is in the best interests of the Fund. The Adviser, though granted sole discretion by the Fund, has committed to consult the Fund's Chief Compliance Officer prior to authorizing any such waivers.

Systematic Withdrawal Plan

If an account has a current value of at least $10,000, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic checks for any designated amount of $500 or more. If you wish to open a Systematic Withdrawal Plan, please contact the Fund at 1-800-295-4485.

When Redemptions are Sent

Once the Fund receives your redemption request in "good order" as described below, it will issue a check based on the next determined net asset value following your redemption request. If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 15 days).

Good Order

Your redemption request will be processed if it is in "good order." To be in good order, the following conditions must be satisfied:

o The request should indicate the number of shares or dollar amount to be redeemed;

o The request must identify the name(s) on your account and your account number;

o The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

o If you request the redemption proceeds to be sent to an address other than that of record, or if the proceeds of a requested redemption exceed $25,000, the signature(s) on the request must be guaranteed by an eligible signature guarantor.


When You Need Signature Guarantees

If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Fund with a medallion signature guarantee. A signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.

In addition, a signature guarantee is required if:

o you request a redemption to be made payable to a person not on record with the Fund;

o you request that a redemption be mailed to an address other than that on record with the Fund; when establishing or modifying certain services on an account; or

o the shares to be redeemed over any 30-day period have a value of greater than $25,000.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact the Fund to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

Retirement Plans

If you are redeeming shares from an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Redeeming through Brokers

If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. The servicing agent may charge a fee for this service.

Low Balances

If at any time your account balance falls below $1,000 for Class R shares or $50,000 for Class I shares, the Fund may notify you that, unless the account is brought up to at least that amount, your account could be closed. The Fund may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record on your account. In addition, with respect to Class I shares, the Fund may convert your Class I shares into Class R shares. Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Class I shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Class I shares.

Frequent Trading Policies

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Fund's Board of Trustees discourages frequent purchases and redemptions of Fund shares by:

    1) Reserving the right to reject any purchase order for any reason or no reason, including purchase requests from potential investors that the Fund believes might engage in frequent purchases and redemptions of Fund shares; and


    2) Imposing a 2% redemption fee on redemptions that occur within 30 days of the share purchase.

The redemption fee applies to all investors, including those investors that invest in omnibus accounts at intermediaries such as investment advisers, broker-dealers and third party administrators. The Fund relies on intermediaries to determine when a redemption occurs within 30 days of a purchase. The right to reject an order applies to any order, including an order placed from an omnibus account. Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.


TAX STATUS, DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The Fund intends to qualify as a regulated investment company for federal income tax purposes and, as such, it will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

The Fund intends to distribute substantially all of its net investment income and net realized capital gains in December. Distributions will be reinvested in shares of the Fund unless you elect to receive cash. Distributions from net investment income (including any excess of net short-term capital gains over net long-term capital losses) are generally taxable to investors as ordinary income (although a portion of such distributions may be taxable to investors at the lower rate applicable to dividend income), while distributions of capital gains (the excess of net long-term capital gains over net short-term capital losses) are taxable as long-term capital gains, regardless of your holding period of Fund shares. The Fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of short-term capital gains, which are taxable as ordinary income. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation.

Redemptions of shares of the Fund are taxable events on which you may realize a gain or loss.

The Fund requires you to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 28% of any distribution and redemption proceeds. The Fund reserves the right to reject your purchase order if you have not provided a certified social security or taxpayer identification number.

The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions. This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years for Class R Shares and since inception for Class I Shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by ______________________, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

Class R Shares

                                                    Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year
-----------------------------------------------------------------------------------------------------------------------------------
                                                Year Ended      Year Ended        Year Ended         Year Ended        Year Ended
                                               May 31, 2009    May 31, 2008      May 31, 2007       May 31, 2006      May 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year            $   ---          $  12.91           $  12.73          $  11.88          $  12.52
                                                -------          --------           --------          --------          --------
Income (loss) from investment operations:
  Net investment income (loss)                      ---             (0.03)(d)           0.03(d)          (0.10)            (0.19)
  Net realized and unrealized gains
     on investments and foreign currencies          ---              0.78(d)            0.67(d)           0.95              0.07
                                                -------          --------           --------          --------          --------
Total from investment operations                    ---              0.75               0.70              0.85             (0.12)
                                                -------          --------           --------          --------          --------
Less distributions:
  From net realized gains                           ---             (0.87)             (0.52)               --             (0.52)
                                                -------          --------           --------          --------          --------
Proceeds from redemption fees collected             ---              0.00(a)            0.00(a)           0.00(a)           0.00(a)
                                                -------          --------           --------          --------          --------
Net asset value at end of year                  $   ---          $  12.79           $  12.91          $  12.73         $   11.88
                                                =======          ========           ========          ========          ========
Total return(b)                                    _.__%            5.97%              5.64%             7.15%             (1.07%)
                                                =======          ========           ========          ========          ========
Net assets at end of year (000's)               $   ---          $112,092           $ 75,207          $ 87,643          $134,035
                                                =======          ========           ========          ========          ========
Ratio of gross expenses to average net assets     _.__%             2.44%              2.38%             2.41%             2.36%
Ratio of gross expenses to average
  net assets excluding dividend expense(c)        _.__%             1.96%              2.12%             2.12%             2.06%
Ratio of net expenses to average
  net assets excluding dividend expense(c)        _.__%             1.90%              1.95%             1.95%             1.95%
Ratio of net investment income (loss) to
  average net assets:
     Before advisory fees waived and
       expenses reimbursed                        _.__%            (0.31%)             0.06%            (0.44%)           (1.27%)
     After advisory fees waived and
       expenses reimbursed                        _.__%            (0.25%)             0.23%            (0.28%)           (1.16%)
Portfolio turnover rate                           _.__%              712%               383%              394%              387%

(a) Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distribution are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Dividend expense totaled 0.48%, 0.26%, 0.29%, 0.30% and 0.45% of average net assets for the years ended May 31, 2008, 2007, 2006, 2005 and 2004, respectively.

(d) Per share amounts were calculated using average shares for the period.

Amounts designated as "--" are either $0 or have been rounded to $0.

Class I Shares

                                                Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
---------------------------------------------------------------------------------------------------------------------------------
                                                Year Ended      Year Ended         Year Ended        Year Ended       Year Ended
                                               May 31, 2009    May 31, 2008       May 31, 2007      May 31, 2006     May 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           $   ---          $  13.03            $  12.81         $  11.93          $ 12.54
                                                 -------          --------            --------         --------         --------
Income (loss) from investment operations:
  Net investment income (loss)                       ---              0.01(e)(i)          0.06(e)         (0.10)           (0.15)
  Net realized and unrealized gains on
     investments and foreign currencies              ---             0.78(e)              0.68(e)          0.98             0.06
                                                 -------          --------            --------         --------         --------
Total from investment operations                     ---              0.79                0.74             0.88            (0.09)
                                                 -------          --------            --------         --------         --------
Less distributions:
  From net realized gains                            ---             (0.87)              (0.52)             ---            (0.52)
                                                 -------          --------            --------         --------         --------
Proceeds from redemption fees collected              ---              0.00(b)             0.00(b)          0.00(b)          0.00(b)
                                                 -------          --------            --------         --------         --------
Net asset value at end of period                 $   ---          $  12.95            $  13.03         $  12.81         $  11.93
                                                 =======          ========            ========         ========         ========
Total return(c)                                    _.__%             6.23%               5.92%            7.38%           (0.82%)
                                                 =======          ========            ========         ========         ========
Net assets at end of period (000's)              $   ---          $ 81,832            $ 91,935         $ 88,011         $ 94,417
                                                 =======          ========            ========         ========         ========
Ratio of gross expenses to average net assets      _.__%             2.20%               2.13%            2.16%            2.14%
Ratio of gross expenses to average
  net assets excluding dividend expense(d)         _.__%             1.72%               1.87%            1.87%            1.84%
Ratio of net expenses to average
  net assets excluding dividend expense(d)         _.__%             1.65%               1.70%            1.70%            1.70%
Ratio of net investment income (loss) to
  average net assets:
  Before advisory fees waived and
     expenses reimbursed                           _.__%             0.04%               0.28%           (0.29%)          (1.05%)
  After advisory fees waived and
     expenses reimbursed                           _.__%             0.11%               0.46%           (0.12%)          (0.91%)
Portfolio turnover rate                            _.__%              712%                383%             394%             387%

(a) Represents the period from the commencement of operations (October 17, 2003) through May 31, 2004.

(b) Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) Dividend expense totaled 0.48%, 0.26%, 0.29%, 0.30% and 0.45%(e) of average net assets for the periods ended May 31, 2008, 2007, 2006, 2005 and 2004, respectively.

(e) Per share amounts were calculated using average shares for the period.

(f) Not annualized.

(g) Annualized.

(h) Represents the portfolio turnover rate for the Fund as a whole for the year ended May 31, 2004.

(i) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as "--" are either $0 or have been rounded to $0.

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




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





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



PRIVACY POLICY

Commitment to Consumer Privacy
------------------------------

The Arbitrage Fund is committed to handling consumer information responsibly. We recognize and respect the privacy expectations of each of our customers. We believe the confidentiality and protection of consumer information is one of our fundamental responsibilities.

Collection and Disclosure of Shareholder Information
----------------------------------------------------

Consumer information collected by, or on behalf of the Arbitrage Fund generally comes from the following sources:

o Account applications, other required forms, correspondence, written or electronic, or telephone contacts with shareholders or consumers inquiring about the Arbitrage Fund;

o Transaction history of a shareholder's account; or

o Third parties.

We may disclose consumer information to third parties who are not affiliated with the Arbitrage Fund:

o as permitted by law, for example with service providers who maintain or service customer accounts for the Arbitrage Fund or to a shareholder's broker/dealer, or

o to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information
--------------------------------

We require service providers to the Arbitrage Fund:

o to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Arbitrage Fund; and

o to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non public personal information of customers of the Arbitrage Fund.

                          Not part of the Prospectus.

                               [GRAPHIC OMITTED]


                        A series of The Arbitrage Funds

                       Adviser   Water Island Capital, LLC
                                 41 Madison Avenue, 28th Floor
                                 New York, NY 10010

                   Distributor   SEI Investments Distribution Co.
                                 1 Freedom Valley Drive
                                 Oaks, PA 19456

                Transfer Agent   DST Systems, Inc.
                                 P.O. Box 219842
                                 Kansas City, MO 64121-9842

Additional information about the Fund is included in the Statement of Additional Information (SAI), which is hereby incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make shareholder inquires about the Fund, please call 1-800-295-4485. You may also write to:

                              The Arbitrage Funds
                             c/o DST Systems, Inc.
                                P.O. Box 219842
                           Kansas City, MO 64121-9842

As indicated above, the SAI and the annual and semiannual reports are available upon telephonic or written request. They are also available on the Fund's website, at http://www.thearbfund.com, and on the SEC's Internet site, as discussed below.


You may review and obtain copies of Fund information, including the SAI, at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.


                    Investment Company Act File # 811-09815


                                                                     ARB (10/09)

                         -------------------------------

                               THE ARBITRAGE FUND
                         A series of The Arbitrage Funds


                      Class R Shares (Nasdaq Symbol: ARBFX)
                      Class I Shares (Nasdaq Symbol: ARBNX)


                         -------------------------------


                   A no-load, open-end, diversified investment
                 company which seeks capital growth by engaging
                               in merger arbitrage

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                                 October 1, 2009



--------------------------------------------------------------------------------


         This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of The Arbitrage Fund dated October 1, 2009, a copy of which may be obtained without charge by writing to the Fund's transfer agent, DST Systems, Inc., P.O. Box 219842, Kansas City, Missouri, 64121-9842, or by calling 1-800-295-4488.

         The financial statements of The Arbitrage Fund are incorporated into this Statement of Additional Information by reference to the annual report of the Fund dated _______________.


--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


THE TRUST......................................................................3

INVESTMENT RESTRICTIONS........................................................4

INVESTMENT POLICIES............................................................5

MANAGEMENT....................................................................14

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS....................................17

INVESTMENT ADVISER............................................................18

PORTFOLIO MANAGER.............................................................20

THE DISTRIBUTOR...............................................................21

DISTRIBUTION PLAN.............................................................22

PORTFOLIO SECURITIES AND BROKERAGE ALLOCATION.................................23

PORTFOLIO HOLDINGS DISCLOSURE POLICY..........................................24

PORTFOLIO TURNOVER............................................................25

FUND ADMINISTRATION...........................................................26

FUND ACCOUNTING AND TRANSFER AGENT............................................26

CUSTODIAN.....................................................................26

PURCHASE, REDEMPTION AND PRICING OF SHARES....................................27

TAX STATUS....................................................................28

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................31

COUNSEL.......................................................................31

FINANCIAL STATEMENTS..........................................................31

APPENDIX A....................................................................32

THE TRUST
--------------------------------------------------------------------------------

         The Arbitrage Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on December 22, 1999. The Trust currently offers one series of shares to investors, The Arbitrage Fund (the "Fund"). The Fund is a diversified series. The Trust may create other series and offer shares of such new series under the Trust at any time.


         Shares of the Fund have equal voting rights and liquidation rights, and are voted in the aggregate and not by class except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the "1940 Act"), or when the matter affects only the interest of a particular class. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.


         Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares so long as the proportionate beneficial interests in the assets belonging to the Fund are in no way affected. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund will be entitled to share pro rata in the assets, net of the liabilities, belonging to the Fund. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


         Each Class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that
(1) Class R shares bear 12b-1 distribution fees (see "Distribution Plan") and Class I shares are not subject to such fees; (2) Class I shares are available for purchase only by shareholders who invest directly in the Fund or who invest through a broker-dealer, financial institution or servicing agent that does not receive a service or distribution fee from the Fund or the Fund's investment adviser; (3) certain Class specific expenses may be borne solely by the Class to which such expenses are attributable, including transfer agent fees attributable to a specific Class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific Class, registration fees incurred by a specific Class of shares, the expense of administrative personnel and services required to support the shareholders of a specific Class, litigation or other legal expenses relating to a Class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific Class of shares and accounting fees and expenses relating to a specific Class of shares; and (4) each Class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Fund into additional Classes of shares at a future date.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

         The following investment restrictions have been adopted by the Fund as fundamental policies and may be changed only by the affirmative vote of a majority of the outstanding shares of the Fund. As used in this Statement of Additional Information and in the Fund's prospectus, the term "majority of the outstanding shares of the Fund" means the vote of whichever is less:

         (1) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or

         (2)      more than 50% of the Fund's outstanding shares.

         These investment restrictions provide that:

         (1) The Fund may not issue senior securities other than to evidence borrowings or short sales as permitted.

         (2)      The Fund may not borrow money except that it may borrow:

                  (a) from banks to purchase or carry securities or other investments,
                  (b)      from banks for temporary or emergency purposes, or
                  (c)      by entering into reverse repurchase agreements,

                  if, immediately after any such borrowing, the value of the Fund's assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund's liabilities will not include amounts borrowed). Any such borrowings may be secured or unsecured. The Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

         (3) The Fund may not underwrite or participate in the marketing of securities issued by other persons except to the extent that the Fund may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.


         (4) The Fund may not concentrate its investments in any industry, with the exception of securities issued or guaranteed by the U.S. government, its agencies, and instrumentalities. Not withstanding the foregoing, if a large percentage (namely, at least 50%) of mergers taking place within the U.S. are within one industry (for example, banking or telecommunications) over a given period of time, a large portion of the Fund's assets could be concentrated in that industry for that period of time.


         (5) The Fund may not purchase or sell real estate or real estate mortgage loans as such, but this restriction shall not prevent the Fund from investing in readily marketable interests in real estate investment trusts, readily marketable securities of companies which invest in real estate, or obligations secured by real estate or interests therein.

         (6) The Fund may not purchase or sell commodities or commodity contracts.

         (7) The Fund will not lend any of its assets, except that it may lend up to 1/3 of its portfolio securities.

         (8) The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

         (9) The Fund may not pledge, mortgage or hypothecate its assets, except to secure borrowings.

         (10) The Fund may not invest in companies for the purpose of exercising control or management.

         Non-fundamental restrictions may be amended by a majority vote of the Trustees of the Fund. The non-fundamental investment restrictions provide that:

         (1) The Fund will not invest or knowingly purchase or otherwise acquire securities such that more than 15% of the value of its net assets will be in illiquid securities and restricted securities. Restricted securities are those that are subject to legal or contractual restrictions on resale. Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days.


         (2) The Fund may not purchase warrants, valued at the lower of cost or market, in excess of 5% of the net assets of the Fund (taken at current value); provided that this shall not prevent the purchase, ownership, holding or sale of warrants of which the grantor is the issuer of the underlying securities. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange, now known as NYSE Amex Equities ("AMEX"). Warrants acquired by the Fund at any time in units or attached to securities are not subject to this restriction.


         (3) The Fund may sell securities short to the extent permitted by the 1940 Act.

         (4) The Fund may not (a) sell covered call options the underlying securities of which have an aggregate value (determined as of the date the calls are sold) exceeding 50% of the value of the net assets of the Fund; or (b) invest in put options to the extent that the premiums on protective put options exceed 25% of the value of its net assets; provided that the provisions of this paragraph shall not prevent the purchase, ownership, holding or sale of forward contracts with respect to foreign securities or currencies.

         (5) The Fund may not purchase securities of other investment companies, except in accordance with the 1940 Act.

         Except with respect to the limitations on borrowing (limitation (2) above), if a particular percentage restriction as set forth above is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

INVESTMENT POLICIES
--------------------------------------------------------------------------------


         A more detailed discussion of some of the investment strategies and policies described in the Prospectus (see "Summary Section - Principal Investment Strategies," "Summary Section - Principal Risks," and "Investment Objective, Policies and Risks" in the Prospectus) appears below:

Merger Arbitrage

         Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the most common merger arbitrage activity involves purchasing the shares of an announced acquisition target at a discount from the expected value of such shares upon completion of the acquisition. The size of the discount, or spread, and whether the potential reward justifies the potential risk, are functions of numerous factors affecting the riskiness and timing of the acquisition. Such factors include the status of the negotiations between the two companies (for example, spreads typically narrow as the parties advance from an agreement in principle to a definitive agreement), the complexity of the transaction, the number of regulatory approvals required, the likelihood of government intervention on antitrust or other grounds, the type of consideration to be received and the possibility of competing offers for the target company.

         Because the expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated, Fund assets will not be committed unless the proposed acquisition or other reorganization plan appears to Water Island Capital, LLC, the Fund's investment adviser (the "Adviser"), to have a substantial probability of success. The expected timing of each transaction is also extremely important since the length of time that the Fund's capital must be committed to any given reorganization will affect the rate of return realized by the Fund, and delays can substantially reduce such returns. See "Portfolio Turnover."

         Trading to seek short-term capital appreciation can be expected to cause the Fund's portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company and, as a result, may involve increased brokerage commission costs which will be borne directly by the Fund and ultimately by its investors. See "Portfolio Securities and Brokerage Allocation" and "Portfolio Turnover." Certain investments of the Fund may, under certain circumstances, be subject to rapid and sizable losses, and there are additional risks associated with the Fund's overall investment strategy, which may be considered speculative.

Special Risks of Over-the-Counter Options Transactions

         As part of its merger arbitrage strategy, the Fund may engage in transactions in options that are traded over-the-counter ("OTC transactions"). OTC transactions differ from exchange-traded transactions in several respects. OTC transactions are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, OTC transaction pricing is normally done by reference to information from market makers, which information is carefully monitored by the Adviser and verified in appropriate cases.

         As the OTC transactions are transacted directly with dealers, there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience a loss. An OTC transaction may only be terminated voluntarily by entering into a closing transaction with the dealer with whom the Fund originally dealt. Any such cancellation, if agreed to, may require the Fund to pay a premium to that dealer. In those cases in which the Fund has entered into a covered transaction and cannot voluntarily terminate the transaction, the Fund will not be able to sell the underlying security until the investment instrument expires or is exercised or different cover is substituted. In such cases, the Fund may not be able to sell an underlying security even though it might otherwise be advantageous to do so.

         It is the Fund's intention to enter into OTC transactions only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Fund, although there is no assurance that a dealer will voluntarily agree to terminate the transaction. There is also no assurance that the Fund will be able to liquidate an OTC transaction at any time prior to expiration. OTC transactions for which there is no adequate secondary market will be considered illiquid.

Additional Information on Investment Securities

         The Fund may invest in the following types of securities including those discussed in the Prospectus:

         COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund's policy with respect to illiquid investments unless, in the judgment of the Adviser, such note is liquid.

         The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the issuer's parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1.

         Issuers of commercial paper rated A-1 (highest quality) by Standard & Poor's have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1.


         REPURCHASE AGREEMENTS. Repurchase agreements are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price on an agreed upon date within a set number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to repurchase the security at the agreed upon price, which obligation is in effect secured by the value of the underlying security. The Fund may enter into repurchase agreements with respect to obligations in which the Fund is authorized to invest.


         WARRANTS. The Fund may invest a portion of its assets in warrants, but only to the extent that such investments do not exceed 5% of the Fund's net assets at the time of purchase. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

         INITIAL PUBLIC OFFERINGS. The Fund may purchase shares in initial public offerings (IPOs). Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Investing in IPOs has added risks because their shares are frequently volatile in price. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

         FOREIGN SECURITIES. Subject to the Fund's investment policies and quality standards, the Fund may invest in the securities of foreign issuers listed on foreign securities exchanges or over-the-counter markets, or which are represented by American Depository Receipts and listed on domestic securities exchanges or traded in the United States on over-the-counter markets.


         Because the Fund may invest in foreign securities, an investment in the Fund involves risks that are different in some respects from an investment in a fund that invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in U.S. markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States. Finally, there are many differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks compared to the United States. These differences could negatively impact foreign securities in which the Fund invests.


         WRITING COVERED CALL OPTIONS. The Fund may write covered call options on equity securities to earn premium income, to assure a definite price for a security that the Fund has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is "covered" if the Fund owns the underlying security subject to the call option at all times during the option period.

         When writing call options on securities, the Fund may cover its position by owning the underlying security on which the option is written. Alternatively, the Fund may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and maintaining cash or liquid securities equal in value to the difference between the two exercise prices. In addition, a Fund may cover its position by depositing and maintaining cash or liquid securities equal in value to the exercise price of the call option written by the Fund. The principal reason for the Fund to write call options on securities held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

         There is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

         WRITING COVERED PUT OPTIONS. The Fund may write covered put options on equity securities to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options.

         When writing put options on securities, the Fund may cover its position by owning a put option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no lower than the exercise price of the put option written by the Fund or, if lower, by owning such put option and depositing and maintaining cash or liquid securities equal in value between the two exercise prices. In addition, the Fund may cover its position by depositing and maintaining cash or liquid securities equal in value to the exercise price of the put option written by the Fund.

         The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised.

         OPTIONS TRANSACTIONS GENERALLY. The Fund may write both covered and uncovered options. Option transactions in which the Fund may engage involve the specific risks described above as well as the following risks:

         o the writer of an option may be assigned an exercise at any time during the option period;
         o disruptions in the markets for underlying instruments could result in losses for options investors;
         o imperfect or no correlation between the option and the securities being hedged;
         o the insolvency of a broker could present risks for the broker's customers; and
         o market imposed restrictions may prohibit the exercise of certain options.

         In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of the Fund in using the option strategies described above depends, among other things, on the Adviser's ability to predict the direction and volatility of price movements in the options and securities markets and the Adviser's ability to select the proper time, type and duration of the options.

         By writing call options, the Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit. The Fund may also seek to earn additional income through receipt of premiums by writing covered put options. The risk involved in writing such options is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its then current market value.

         The Fund may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. The purchase of a put option generally protects the value of portfolio holdings in a falling market, while the purchase of a call option generally protects cash reserves from a failure to participate in a rising market. In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security increased by an amount greater than the premium paid. The Fund would realize a loss if the price of the security decreased or remained the same or did not increase during the period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

         The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the strategy. The Fund's ability to establish and close out options positions will be subject to the existence of a liquid secondary market. Although the Fund generally will purchase or sell only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If an option purchased by the Fund expires unexercised, the Fund will lose the premium it paid. In addition, the Fund could suffer a loss if the premium paid by the Fund in a closing transaction exceeds the premium income it received. When the Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited.

         It is the present intention of the Adviser not to commit greater than 25% of the Fund's net assets to option strategies.


         BORROWING. The Fund may borrow from banks to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of portfolio holdings at that time.


         The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with their lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

         LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it has the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees.


         ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and securities such as repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options and certain restricted securities not determined by the Trustees to be liquid.

         SHORT SALES. The Fund may employ various hedging techniques, such as short selling in an effort to reduce the risks associated with certain of its investments. For example, when the terms of a proposed acquisition call for the exchange of common stock and/or other securities, the common stock of the company to be acquired may be purchased and, at approximately the same time, the amount of the acquiring company's common stock and/or other securities to be received may be sold short. The Adviser will make any such short sale with the intention of later closing out (or covering) the short position with the securities of the acquiring company received once the acquisition is consummated. The purpose of the short sale is to protect against a decline in the market value of the acquiring company's securities prior to the acquisition's completion. However, should the acquisition be called off or otherwise not completed, the Fund may realize losses on both its long position in the target company's shares and its short position in the acquirer's securities. At all times when the Fund does not own the securities which are sold short, the Fund will maintain cash, cash equivalents and liquid securities equal in value on a daily marked-to-market basis to the securities sold short.


         SWAP AGREEMENTS. The Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities.

         The Fund may also enter into currency swap agreements. A currency swap agreement is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. The Fund expects to enter into these currency swaps in primarily the following circumstances: to lock in the U.S. dollar equivalent price of a security the Fund is contemplating buying or selling which is denominated in a non-U.S. currency; or to protect against a decline against the U.S. dollar of the currency of a particular country to which the Fund has exposure.


         General Characteristics of Swap Agreements. Swap agreements are two party contracts entered into primarily by institutional investors for periods generally ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," namely, the return on, or increase in value of a particular dollar amount invested in a "basket" of particular securities or securities representing a particular index.


         Forms of swap agreements include:

         (1) equity or index caps, under which, in return for a premium, one party agrees to make payment to the other to the extent that the return on securities exceeds a specified rate, or "cap";

         (2) equity or index floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that the return on securities fall below a specified level, or "floor"; and

         (3) equity or index collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against movements exceeding given minimum or maximum levels.

         Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the counterparty is obligated to pay the amount of any net depreciation.

         The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Although some swap agreements may be prepaid in full by the Fund at inception, most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by maintaining liquid assets equal in value on a marked-to-market basis to the Fund's current obligations.

         Risks Associated with Swap Agreements. Risks associated with swap agreements include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         TEMPORARY INVESTMENTS. The Fund may adopt temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Depending upon the level of merger activity and other economic and market conditions, the Fund may invest temporarily a substantial portion of its assets in:


         o cash or cash equivalents, including money market instruments such as Treasury bills and other short-term obligations of the U.S. government, its agencies or instrumentalities;


         o commercial paper rated A-1 by S&P or Prime-1 by Moody's. In the case where commercial paper has received different ratings from different rating services, such commercial paper is acceptable so long as at least one rating is in the highest categories of the nationally recognized rating organizations described above;

         o obligations of the U.S. government or its agencies or instrumentalities; and

         o        repurchase agreements.

         To the extent the Fund invests in these temporary investments, the Fund may not realize its investment objective.

MANAGEMENT
--------------------------------------------------------------------------------


         The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Declaration of Trust of the Trust, which Declaration of Trust has been filed with the Securities and Exchange Commission and is available upon request. Pursuant to the Declaration of Trust, the Trustees elect the officers of the Trust to supervise its day-to-day operations. The Board of Trustees retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust's purposes. The Trustees serve for an indefinite term and the officers are elected annually. The Trustees, officers and employees of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. Following is a list of the Trustees and executive officers of the Trust.



---------------------------------------------------------------------------------------------------------------------
                                                                Principal Occupation During     Number of Portfolios
Name, Address and Age    Length of Time Served  Position          The Past Five Years and       in the Fund Complex
                                                with Trust            Directorships of          Overseen by Trustee
                                                                      Public Companies

Interested Trustees:
--------------------

John S. Orrico, CFA*     Since May 2000         President,    General  Partner,  Water  Island           1
41 Madison Avenue,                              Secretary,    Capital,   LLC,  the  Investment
28th Floor, New York,                           Treasurer     Adviser, since January 2000.
NY  10010                                       and Trustee
(Age 49)

Joel C. Ackerman*        Since May 2000         Trustee       Private       investor       and           1
295 Central Park West                                         consultant.     During     2003,
New York, NY 10024                                            Partner     with      Crossroads
(Age 64)                                                      Investments    LP.    Prior   to
                                                              September 2003,
                                                              Partner of LRL
                                                              Capital (hedge
                                                              fund).


* John S. Orrico, as an affiliated person of the Adviser and as an officer of the Trust, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Joel C. Ackerman is an "interested person" because he performs consulting services for the Adviser.


---------------------------------------------------------------------------------------------------------------------
                                                                Principal Occupation During     Number of Portfolios
Name, Address and Age    Length of Time Served  Position          The Past Five Years and       in the Fund Complex
                                                with Trust            Directorships of          Overseen by Trustee
                                                                      Public Companies

Independent Trustees:
---------------------

Burtt R. Ehrlich         Since March 2005       Trustee       Retired.  Member  of  the  Board           1
One Landmark Square,                                          of     Directors    of    Clarus
22nd Floor 66                                                 Corporation and Langer, Inc.
Stanford, CT 06901
(Age 70)

Jay N. Goldberg          Since May 2000         Trustee       General    Partner   of   Hudson           1
Hudson Venture Partners                                       Ventures (venture capital firm).
535 Fifth Avenue
14th Floor
New York, NY 10017
(Age 68)

John C. Alvarado         Since December 2003    Trustee       Managing    Member    of   Power           1
Power Capital                                                 Capital  Partners,  LLC which is
Partners, LLC                                                 a   financial    advisory    and
575 Madison Avenue                                            consulting firm.
10th Floor
New York, NY  10022
(Age 50)

Executive Officers:
-------------------

Matthew Hemberger        Since March 2004       Vice          Chief   Compliance   Officer  of          N.A.
41 Madison Avenue,                              President,    Water Island Capital, LLC.
28th Floor, New York,                           Anti-Money
NY 10010                                        Laundering
(Age 50)                                        Officer,
                                                Chief
                                                Compliance
                                                Officer

Eric Kleinschmidt        Since July 2005        Chief         Employed   by  SEI   Investments          N.A.
One Freedom Valley                              Financial     since  1995.   Director  of  SEI
Dr., Oaks,                                      Officer       Investments    Fund   Accounting
Pennsylvania 19456                                            since 2004,  after  serving as a
(Age 41)                                                      Manager from 1999 to 2004.


**       Mr. Ehrlich is the only Trustee that is a director of a public company.

Board Committees


         The Board of Trustees has an Audit Committee, which oversees the Fund's accounting and financial reporting policies and the independent audit of its financial statements. The members of the Audit Committee are Jay N. Goldberg, Burtt R.Ehrlich and John C. Alvarado. The Audit Committee held two meetings during the fiscal year ended May 31, 2009.

         The Board of Trustees has a Pricing Committee, which is responsible for monitoring the valuation of portfolio securities and other investments as needed, and determining the fair value of illiquid and other holdings after consideration of all relevant factors. The Pricing Committee reports its determinations to the full Board. The members of the Pricing Committee are John Orrico, Todd Munn, Roger Foltynowicz, Matthew Hemberger and Eric Kleinschmidt. The Pricing Committee did not meet during the fiscal year ended May 31, 2009.

         The Board of Trustees has a Nominating Committee, which is generally responsible for recommending to the Board of Trustees a slate of persons to be nominated for election as Trustees at any meeting of the shareholders and a person to be elected to fill any vacancy occurring for any reason in the Board of Trustees. However, while the plan of distribution pursuant to Rule 12b-1 under the 1940 Act is in effect, those Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Adviser and who have no direct or indirect interest in the operation of the plan of distribution or any related agreement (the "Rule 12b-1 Trustees") are responsible for the selection and nomination of those Trustees who are not `interested persons." The Nominating Committee is not currently accepting nominations of candidates recommended by shareholders because it believes that it is able to identify a sufficient number of candidates from its own resources. The members of the Nominating Committee are Jay N. Goldberg, Burtt R. Ehrlich and John C. Alvarado. The Nominating Committee did not meet during the fiscal year ended May 31, 2009.


         The Board has not established a compensation committee or any committee performing similar functions.

Compensation


         The Trustees of the Trust received the following compensation for their service as Trustees during the fiscal year ended May 31, 2009. None of the executive officers receive compensation from the Trust.



----------------------------------------------------------------------------------------------------------------------
                                                     Pension or                                 Total Compensation
                                Aggregate       Retirement Benefits                             from Trust and Fund
                               Compensation      Accrued As Part of       Annual Benefits          Complex Paid
Name and Position               From Trust         Trust Expenses         Upon Retirement           to Trustees
----------------------------------------------------------------------------------------------------------------------

Interested Trustees:

John S. Orrico                      None                None                   None                     None

Joel C. Ackerman                    None                None                   None                     None

Independent Trustees:

Burtt R. Ehrlich                 $______                None                   None                   $______

Jay N. Goldberg                  $______                None                   None                   $______

John C. Alvarado                 $______                None                   None                   $______
----------------------------------------------------------------------------------------------------------------------

Trustee Ownership of Fund Shares


         The following table shows each Trustee's beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the complex overseen by the Trustee. Information is provided as of December 31, 2008.



                                                Dollar Range of                    Aggregate Dollar
                                               Fund Shares Owned             Range of Shares of All Funds
           Name of Trustee                         By Trustee                    Overseen by Trustee
-------------------------------------------------------------------------------------------------------------

Interested Trustees:

John S. Orrico                                   _______________                     _______________

Joel C. Ackerman                                 _______________                     _______________

Independent Trustees:

Burtt R. Ehrlich                                 _______________                     _______________

Jay N. Goldberg                                  _______________                     _______________

John C. Alvarado                                 _______________                     _______________



CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


         The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of September 1, 2009.



-------------------------------------------------------------------------------------------------------------
Name and Address                               Class I Shares    % Ownership            Type of Ownership
-------------------------------------------------------------------------------------------------------------
______________________                           _______________        _______________          [Record]

______________________

______________________
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Name and Address                               Class I Shares    % Ownership            Type of Ownership
-------------------------------------------------------------------------------------------------------------
______________________                           _______________        _______________          [Record]

______________________

______________________
-------------------------------------------------------------------------------------------------------------



         As of September 1, 2009, the Trustees and officers of the Trust as a group owned of record and beneficially [less than 1% of the outstanding shares of the Fund].


INVESTMENT ADVISER
--------------------------------------------------------------------------------


         Water Island Capital, LLC is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. John S. Orrico is the President of the Adviser and a portfolio manager of the Fund. Mr. Orrico is the sole shareholder of the Adviser.


         Under the terms of the Investment Advisory Agreement (the "Advisory Contract") between the Trust and the Adviser, the Adviser:

         (1)      manages  the  investment   operations  of  the  Fund  and  the
                  composition of its portfolio, including the purchase, retention and disposition of securities in accordance with the Fund's investment objective;

         (2) provides all statistical, economic and financial information reasonably required by the Fund and reasonably available to the Adviser; and

         (3) provides persons satisfactory to the Trust's Board of Trustees to act as officers of the Trust.

         The Advisory Contract provides that the Fund pays all of the Fund's expenses, including, without limitation:

         (1)      the  costs  incurred  in  connection  with   registration  and
                  maintenance of its registration under the Securities Act, the 1940 Act and state securities laws and regulations,

         (2) preparation of and printing and mailing reports, notices and prospectuses to current shareholders,

         (3) transfer taxes on the sales of the Fund's shares and on the sales of portfolio securities,

         (4)      brokerage commissions,

         (5)      custodial and shareholder transfer charges,

         (6)      legal, auditing and accounting expenses,

         (7)      expenses of servicing shareholder accounts,

         (8)      insurance expenses for fidelity and other coverage,

         (9) fees and expenses of Trustees who are not "interested persons" within the meaning of the 1940 Act,

         (10)     expenses of Trustee and shareholder meetings, and

         (11) any expenses of distributing the Fund's shares which may be payable pursuant to a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act.


         The Fund is also liable for such nonrecurring expenses as may arise from time to time, including litigation to which the Fund may be a party. The Fund has an obligation to indemnify each of its officers and Trustees with respect to such litigation but not against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

         The Adviser receives an advisory fee, payable monthly, for the performance of its services. As of October 1, 2007, the Fund pays an annual fee that varies based on the amount of the Fund's net assets. The Fund will pay an annual fee of 1.25% on the first $250 million of its average daily net assets, 1.20% on the next $50 million of its average daily net assets, 1.15% on the next $50 million of its average daily net assets, 1.10% on the next $75 million of its average daily net assets, 1.05% on the next $75 million of its average daily net assets and 1.00% on its average daily net assets in excess of $500 million. For the fiscal year ended May 31, 2007, and for the first four months of the fiscal year ended May 31, 2008, the management fee was 1.50%. The fee is accrued daily for the purpose of determining the offering and redemption price of the Fund's shares.

         During the fiscal year ended May 31, 2009, the Fund accrued advisory fees of $________; however, pursuant to the Expense Waiver and Reimbursement Agreement, the Adviser waived $_______ of such fees. During the fiscal year ended May 31, 2008, the Fund accrued advisory fees of $2,351,066; however, pursuant to the Expense Waiver and Reimbursement Agreement, the Adviser waived $113,929 of such fees. During the fiscal year ended May 31, 2007, the Fund accrued advisory fees of $2,540,481; however, pursuant to the Expense Waiver and Reimbursement Agreement, the Adviser waived $294,255 of such fees.


         The Adviser and the Trust have entered into an Expense Waiver and Reimbursement Agreement, which requires the Adviser to waive advisory fees and/or reimburse various operating expenses of the Fund so that total annual Fund operating expenses (exclusive of interest, taxes, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) do not exceed the annual rate of 1.88% of average daily net assets allocable to Class R shares and 1.63% of the average daily net assets allocable to Class I shares. The Agreement expires on August 31, 2012. The Agreement permits the Adviser to recapture any fee waivers it makes after October 1, 2007, but only if the amounts can be recaptured within three years and without causing the Fund's total annual operating expenses to exceed the expense limitation of 1.88% for Class R shares and 1.63% for Class I shares.

         Previously, the Adviser had agreed, until at least August 31, 2012, to waive its fees and absorb expenses, excluding taxes, interest and dividends on short positions, to the extent that Annual Fund Operating Expenses exceeded 1.95% of average daily net assets for Class R shares and 1.70% of average daily net assets for Class I shares. The Adviser cannot recapture any expenses or fees it waived or reimbursed prior to October 1, 2007 under this prior agreement.


         The Advisory Contract will continue in effect from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Fund's Trustees who are not parties thereto or "interested persons" (as defined in the 1940 Act) of the Fund or the Adviser, cast in person at a meeting specifically called for the purpose of voting on such approval and
(b) the majority vote of either all of the Fund's Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Contract may be terminated without penalty on 60 days' written notice by a vote of a majority of the Fund's Trustees or by the Adviser, or by holders of a majority of the Fund's outstanding shares. The Advisory Contract terminates automatically in the event of its assignment.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------


         Water Island Capital, LLC is the investment adviser to the Fund, and John Orrico, Todd Munn and Roger Foltynowicz are the portfolio managers of the Fund. Messrs. Orrico, Munn and Foltynowicz also have responsibility for the day-to-day management of an account other than the Fund. This other account is WIC Arbitrage Partners, a pooled investment vehicle. As of May 31, 2009, the assets in WIC Arbitrage Partners were $_______. A portion of the compensation that Messrs. Orrico, Munn and Foltynowicz receive for managing WIC Arbitrage Partners is based on the performance of WIC Arbitrage Partners.


         The fact that Messrs. Orrico, Munn and Foltynowicz serve as both portfolio managers of the Fund and WIC Arbitrage Partners creates the potential for conflicts of interest, since receipt of a portion of any profits realized by WIC Arbitrage Partners could, in theory, create an incentive to favor this account. However, the Adviser does not believe that the overlapping responsibilities of Messrs. Orrico, Munn and Foltynowicz or the various elements of their compensation present any material conflict of interest for the following reasons:

         o        the Fund and WIC Arbitrage Partners are similarly managed;

         o the Adviser follows strict and detailed written allocation procedures designed to allocate securities purchases and sales between the Fund and WIC Arbitrage Partners in a fair and equitable manner;

         o the Adviser has adopted policies limiting the ability of Messrs. Orrico, Munn and Foltynowicz to cross trade securities between the Fund and WIC Arbitrage Partners; and

         o all allocations are subject to review by the Adviser's Chief Compliance Officer.

         The portfolio managers are compensated in various forms. The following table outlines the forms of compensation paid to the portfolio managers as of May 31, 2009.


                                                                                  Method Used to Determine Compensation
                                                                              (Including Any Differences in Method Between
Name of Portfolio Manager  Form of Compensation     Source of Compensation                    Account Types)
-------------------------  --------------------     ----------------------                    --------------

John S. Orrico                 Salary/Bonus        Water Island Capital, LLC  Mr. Orrico receives compensation that is a combination of salary and a bonus based on
                              (paid in cash)                                  the profitability of the Adviser.

                               Salary/Bonus            WIC Advisers, LLC      Mr. Orrico receives compensation that is a
                                                                              combination of salary and bonus based on the
                              (paid in cash)                                  performance of WIC Arbitrage Partners.

Todd Munn                      Salary/Bonus        Water Island Capital, LLC  Mr. Munn receives compensation that is a combination of salary and a bonus based on
                              (paid in cash)                                  the profitability of the Adviser.

                               Salary/Bonus            WIC Advisers, LLC      Mr. Munn receives compensation that is a
                                                                              combination of salary and bonus based on the
                              (paid in cash)                                  performance of WIC Arbitrage Partners.

Roger Foltynowicz              Salary/Bonus        Water Island Capital, LLC  Mr. Foltynowicz receives compensation that is a combination of salary and a bonus based on
                              (paid in cash)                                  the profitability of the Adviser.

                               Salary/Bonus            WIC Advisers, LLC      Mr. Foltynowicz receives compensation that is
                                                                              a combination of salary and bonus based on
                              (paid in cash)                                  the performance of WIC Arbitrage Partners.



         The dollar range of shares of the Fund beneficially owned by Mr. Orrico as of May 31, 2009 is ______________. The dollar range of shares of the Fund beneficially owned by Mr. Munn as of May 31, 2009 is ______________. The dollar range of shares of the Fund beneficially owned by Mr. Foltynowicz as of May 31, 2009 is ______________.


THE DISTRIBUTOR
--------------------------------------------------------------------------------


         SEI Investments Distribution Co. (the "Distributor"), an affiliate of SEI Investments Global Funds Services, acts as principal underwriter of shares of the Fund, pursuant to a Distribution Agreement with the Trust. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and each state's securities laws and is a member of FINRA. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.


         The Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years from its effective date, and thereafter from year to year, subject to annual approval by (a) either a majority of the Board of Trustees or a vote of a majority of the outstanding shares, and (b) a majority of the Trustees who are not parties to the Distribution Agreement or the Trust's plan of distribution pursuant to Rule 12b-1 under the 1940 Act or interested persons of any such party ("Qualified Trustees"), by vote cast in person at a meeting called for the purpose of voting on such approval.

         The Distribution Agreement may at any time be terminated without penalty by the Distributor, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Trust upon not less than sixty days prior written notice to the other party. The Distribution Agreement will automatically terminate in the event of its assignment.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------


         The Fund has adopted, with respect to its Class R shares, a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Fund to pay for expenses incurred in the distribution and promotion of the Fund's Class R shares. The Plan is a "reimbursement" plan. This means that the Fund's Class R shares only pay a particular 12b-1 fee to the extent that the Adviser, the Distributor or others have incurred expenses in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others.

         Under the Plan, the Fund may pay compensation to any broker-dealer with whom the Distributor or the Fund has entered into a contract to distribute Class R shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers or in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% annually of the average daily net assets allocable to the Fund's Class R shares. During the fiscal year ended May 31, 2009, the Fund's Class R shares incurred $_______ in distribution expenses, $______ of which was used to compensate broker-dealers, $______ of which was used for advertising expenses and $_______ of which was used to pay fulfillment costs.


         The Plan will remain in effect from year to year provided such continuance is approved at least annually by the vote of a majority of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such approval, and additionally by a vote of either a majority of the Trustees or a majority of the outstanding shares of the Fund.

         The Plan may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the Fund's outstanding Class R shares. The Plan may not be amended to increase materially the amount of distribution expenses payable under the Plan without approval of the Fund's Class R shareholders. In addition, all material amendments to the Plan must be approved by the Trustees in the manner described above.

         In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Board of Trustees believes that expenditure of the Fund's assets for distribution expenses under the Plan should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Fund pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Rule 12b-1 Trustees during such period.

         By reason of his controlling interest in the Adviser, John S. Orrico may be deemed to have a financial interest in the operation of the Plan.

PORTFOLIO SECURITIES AND BROKERAGE ALLOCATION
--------------------------------------------------------------------------------

         Subject to the supervision of the Trustees, decisions to buy and sell securities for the Fund are made by the Adviser. The Adviser is authorized by the Trustees to allocate the orders placed by it on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or the Adviser for the Fund's use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

         In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

         o        the best net price available;
         o the reliability, integrity and financial condition of the broker or dealer;
         o        the size of and difficulty in executing the order;
         o the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis; and
         o the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

         Brokers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Fund.


         In allocating portfolio brokerage, the Adviser may select brokers who also provide brokerage, research and other services to the Fund and/or other accounts over which the Adviser exercises investment discretion. Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to economic trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Adviser in servicing all its accounts and not all such services may be used by the Adviser in connection with the Fund. During the fiscal year ended May 31, 2009, the amount of brokerage transactions and related commissions directed to brokers due to research services provided were $________ and $_______, respectively.

         During the fiscal years ended May 31, 2009, 2008 and 2007, the Fund paid brokerage commissions of $_______, $1,881,363 and $1,499,743, respectively.


Codes of Ethics

         The Trust, the Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act that permits personnel who may have access to current trading information of the Fund to invest in securities, including, under some circumstances, securities that may be purchased or held by the Fund. The Code of Ethics adopted by the Trust, the Adviser and the Distributor are on public file with, and are available from, the Securities and Exchange Commission.

Proxy Voting Policies and Procedures

         The Trust and the Adviser have adopted Proxy Voting Policies and Procedures that describe how the Fund intends to vote proxies relating to portfolio securities. The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this Statement of Additional Information as Appendix A.

         Information on how the Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available on the website of the SEC at http://www.sec.gov. You may also call 1-800-295-4485 for a free copy as well.

PORTFOLIO HOLDINGS DISCLOSURE POLICY
--------------------------------------------------------------------------------

Fund  Service  Providers  -  Fund  Accounting  Agent,  Independent  Auditor  and
Custodian

The Fund has entered into arrangements with certain third party service providers for services that require these groups to have access to the Fund's portfolio on a daily basis. For example, the Fund's fund accounting agent is responsible for maintaining the accounting records of the Fund, which includes maintaining a current portfolio on behalf of the Fund. The Fund also undergoes an annual audit which requires the Fund's independent registered public accounting firm to review the Fund's portfolio. In addition to the fund accounting agent, the Fund's custodian also maintains an up-to-date list of the Fund's holdings. Each of these parties is contractually and/or ethically prohibited from sharing the Fund's portfolio unless specifically authorized by the Trust.

The Board of Trustees conducts an annual review of the services of the fund accounting agent to ensure the Fund is receiving adequate services. The Board of Trustees is required annually to review and approve the Fund's hiring of an independent registered public accounting firm. The Board of Trustees does not review the custody arrangement on an annual basis.

Rating and Ranking Organizations

The Fund provides its entire portfolio to the following rating and ranking organizations:

         o        Morningstar, Inc.
         o        Lipper, Inc.
         o        Standard & Poor's Ratings Group
         o        Bloomberg L.P.
         o        Thomson Financial Research.

The Fund's management has determined that these organizations provide investors with a valuable service and, therefore, are willing to provide them with portfolio information. You should be aware that the Fund does not pay these organizations or receive any compensation from them for providing this information.

The Fund does not typically provide these organizations with portfolio information until such information is at least 30 days old. Morningstar is currently provided information on a quarterly basis, while the other organizations receive the information semi-annually.

Website Disclosure

The Fund publishes its top ten positions at the end of each calendar quarter on its website (www.thearbfund.com). This information is updated approximately 15 business days following the end of each quarter. It is available to anyone that visits the website.

Quarterly Update

The Fund includes its top ten positions in its Quarterly Update. The Quarterly Update is posted on the Fund's website and is generally mailed to existing shareholders. The Quarterly Update is usually completed within the first thirty days following quarter end.

Quarterly Exposure Report

The Adviser prepares an Exposure Report at the end of each quarter that provides an investor with the Fund's total assets, gross long positions, gross short positions and cash. This Report is posted to the Fund's website, usually within 30 days of the quarter end.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

         The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator amounts relating to all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. The calculation includes in purchases and sales any short sales that the Fund intends to maintain for more than one year and put and call options with expiration dates more than one year from the date of acquisition. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one-year period.

         The Fund will invest portions of its assets to seek short-term capital appreciation. The Fund's investment objective and corresponding investment policies can be expected to cause the portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

         Merger arbitrage investments are characterized by a high turnover rate because, in general, a relatively short period of time elapses between the announcement of a reorganization and its completion or termination. The majority of mergers and acquisitions are consummated in less than six months, while tender offers are normally completed in less than two months. Liquidations and certain other types of corporate reorganizations usually require more than six months to complete. The Fund will generally benefit from the timely completion of the proposed reorganizations in which it has invested, and a correspondingly high portfolio turnover rate would be consistent with, although it would not necessarily ensure, the achievement of the Fund's investment objective. Short-term trading involves increased brokerage commissions, which expense is ultimately borne by the shareholders.


         The portfolio turnover rates of the Fund for the fiscal years ended May 31, 2009, 2008 and 2007 were _____%, 712% and 383%, respectively. During the past year, the equity markets have experienced significant and unprecedented levels of volatility. The Adviser attempts to position the Fund to profit during such periods by taking an opportunistic trading approach. This incremental short term trading resulted in higher levels of portfolio turnover in the Fund for the fiscal year ended May 31, 2008 when compared to fiscal 2007.

FUND ADMINISTRATION
--------------------------------------------------------------------------------


         The administrator to the Fund is SEI Investments Global Funds Services, Ltd., One Freedom Valley Dr., Oaks, Pennsylvania 19456 ("SEIGFS"). SEIGFS provides various administrative and fund accounting services to the Fund, including calculating the Fund's net asset value, pursuant to an Administration Agreement (the "SEIGFS Administration Agreement") with the Trust on behalf of the Fund. For its services under the SEIGFS Administration Agreement, SEIGFS receives from the Fund a fee, computed daily and paid monthly, based on the Fund's aggregate net assets, according to the schedule set forth below, subject to minimum annual fees. For the period beginning on September 1, 2008 and ending on August 31, 2009, the Fund will pay a minimum annual fee of $200,000. Also, the Adviser has agreed to pay SEIGFS, from its own assets (not the assets of the Fund), the difference between the amount paid by the Fund to SEIGFS during this period and $220,000. After August 31, 2009, the minimum annual fee that the Fund will pay is $225,000, subject to being increased if the Trust adds new portfolios or classes that are administered by SEIGFS.


      Annual Rate                        Aggregate Net Assets
      -----------                        --------------------
         0.10%                            First $250,000,000
        0.095%                            Next $250,000,000
         0.08%                            Next $500,000,000




         During the fiscal year ended May 31, 2009, the Fund paid administration fees of $_______ to SEIGFS. During the fiscal year ended May 31, 2008, the Fund paid administration fees of $176,569 to SEIGFS. During the fiscal year ended May 31, 2007, the Fund paid administration fees of $169,364 to SEIGFS.


FUND ACCOUNTING AND TRANSFER AGENT
--------------------------------------------------------------------------------

         As the Fund's transfer agent, DST Systems, Inc. ("DST"), P.O. Box 219533, Kansas City, Missouri, 64121-9533, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.

         As the Fund's transfer agent, DST maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. DST receives for its services as transfer agent a fee payable monthly at an annual rate of $50,000 per year for both classes; provided, however, that the minimum fee is $17,500 per year with respect to each Class of shares. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

CUSTODIAN
--------------------------------------------------------------------------------

         The Custodian of the Fund's assets is State Street Bank & Trust, 225 Liberty Street, New York, New York 10281. As custodian, State Street Bank & Trust acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

Calculation of Share Price

         The net asset value per share of the Fund will be determined on each day when the New York Stock Exchange ("NYSE") is open for business and will be computed by taking the aggregate market value of all assets of the Fund less its liabilities, and dividing by the total number of shares outstanding. Each determination will be made:


         (1) by valuing portfolio securities, including open short positions, which are traded on the NYSE and AMEX at the last reported sales price on that exchange;


         (2) by valuing securities which are traded on The NASDAQ Stock Market at the NASDAQ Official Closing Price;

         (3) by valuing put and call options, listed securities for which no sale was reported on a particular day and securities traded in the over-the-counter market at the mean between the last bid and asked prices; and


         (4) by valuing any securities or other assets for which market quotations are not readily available at fair value as determined in good faith by the Adviser under the supervision of the Trust's Board of Trustees.

         The Adviser reserves the right to value options at prices other than last sale prices when such last sale prices are believed unrepresentative of fair value as determined in good faith by the Adviser under the supervision of the Trust's Board of Trustees.


         The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the NYSE (currently 4:00 p.m., Eastern time), on each day the NYSE is open for business. The NYSE is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Trading in Foreign Securities


         Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing the net asset value, the Fund usually values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Adviser under the supervision of the Trust's Board of Trustees.


Purchase of Shares

         Orders for shares received by the Trust in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of the NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Redemption of Shares

         The Trust will redeem all or any portion of a shareholder's shares of the Fund when requested in accordance with the procedures set forth in the "Redemptions" section of the Prospectus. Under the 1940 Act, a shareholder's right to redeem shares and to receive payment for such shares may be suspended at times:

         (a) when the NYSE is closed, other than customary weekend and holiday closings;
         (b)      when trading on that exchange is restricted for any reason;
         (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or
                  (c) exist; or
         (d) when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

         In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

         Supporting documents in addition to those listed under "Redemptions" in the Fund's prospectus will be required from executors, administrators, trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and tax waivers required in some states when settling estates.

Redemption In Kind

         Payment of the net redemption proceeds may be made either in cash or in portfolio securities (selected in the discretion of the Adviser under supervision of the Board of Trustees and taken at their value used in determining the net asset value), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Trust has filed an election with the Securities and Exchange Commission pursuant to which the Fund will effect a redemption in portfolio securities only if the particular shareholder of record is redeeming more than $250,000 or 1% of the Fund's net assets, whichever is less, during any 90-day period. The Trust expects, however, that the amount of a redemption request would have to be significantly greater than $250,000 or 1% of net assets before a redemption wholly or partly in portfolio securities would be made.

TAX STATUS
--------------------------------------------------------------------------------


         The Fund has qualified and elected to be treated as a regulated investment company under the Internal Revenue Code of 1986 (the "Code"), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. By so qualifying, the Fund will not be subject to federal income tax on its net investment income or net capital gains which are distributed to shareholders in accordance with the applicable timing requirements. In order to qualify as a regulated investment company, the Fund must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies).

         The Fund intends to distribute substantially all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore will not be required to pay any material federal income or excise taxes. Distributions of net investment income and net capital gain will be made after May 31, the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.


         If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

         The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus undistributed amounts from prior years. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

         Net investment income is made up of dividends and interest income less expenses. Net capital gains for any fiscal year are computed by taking into account any capital loss carryforwards of the Fund. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

         The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

         Distributions of taxable net investment income and short-term capital gains (the excess of net short-term capital gains over net long-term capital losses) are generally taxable to shareholders as ordinary income, although a portion of such distributions may be taxable to shareholders at the lower rate applicable to dividend income.

         Distributions of capital gains (the excess of net long-term capital gains over net short-term capital losses) are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of the Fund have been held by such shareholders.

         A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss depending upon the difference between the amount realized and his tax basis in his Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gains distributions received by the shareholder during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

         Distributions of taxable net investment income and net capital gains will be taxable as described above, whether received in shares of the Fund or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of taxable net investment income and net capital gains, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

         A brief explanation of the form and tax character of distributions will accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

         The Fund is organized as a Delaware business trust and generally will not be liable for any income or franchise tax in the State of Delaware. If the Fund qualifies as a regulated investment company for federal income tax purposes and pays no federal income tax, it generally will also not be liable for New York State income taxes, other than a nominal corporation franchise tax.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


         The Fund has selected ___________________, ____________________,
_______, _______, as its independent registered public accounting firm for the fiscal year ending May 31, 2010. ___________ performs an annual audit of the Fund's financial statements and advises the Fund as to certain accounting matters.


COUNSEL
--------------------------------------------------------------------------------

         Foley & Lardner LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as the Trust's legal counsel.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


         The financial statements of the Fund, which have been audited by _______________, are incorporated herein by reference to the annual report of the Fund dated May 31, 2009.

APPENDIX A
--------------------------------------------------------------------------------

                The Arbitrage Funds and Water Island Capital, LLC

                      Proxy Voting Policies and Procedures

The Arbitrage Funds (the "Fund") and Water Island Capital, LLC (the "Adviser") intend to exercise a voice on behalf of its shareholders and clients in matters of corporate governance through the proxy voting process. We take our fiduciary responsibilities very seriously and believe the right to vote proxies is a significant asset of shareholders and clients. We exercise our voting responsibilities as a fiduciary, solely with the goal of maximizing the value of our shareholders' and clients' investments.

The Fund's board of trustees has delegated to the Adviser the responsibility of overseeing voting policies and decisions for the Trust. Our proxy voting principles for the Fund are summarized below, with specific examples of voting decisions for the types of proposals that are most frequently presented:

General policy for voting proxies

We will vote proxies solely in the interests of our clients. Any conflict of interest must be resolved in the way that will most benefit our clients. Since the quality and depth of management is a primary factor considered when investing in a company, we give substantial weight to the recommendation of management on any issue. However, we will consider each issue on its own merits, and the position of a company's management will not be supported in any situation where it is found not to be in the best interests of our clients. Proxy voting, absent any unusual circumstances or conflicts of interest, will be conducted in accordance with the procedures set forth below.

Conflicts of interest

The Adviser recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of its clients. Such circumstances may include, but are not limited to, situations where the Adviser or one or more of its affiliates, including officers, directors and employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of clients, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and to bring conflicts of interest of which they become aware to the attention of the Adviser. The Adviser shall not vote proxies relating to such issuers on behalf of its client accounts until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been agreed upon by the Audit Committee. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser's decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the Adviser determines that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, the conflict shall be disclosed to the Audit Committee and the Adviser shall follow the instructions of the Audit Committee. The Adviser shall keep a record of all materiality decisions and report them to the Audit Committee on a quarterly basis.

Election of the board of directors

We believe that good governance starts with an independent board, unfettered by significant ties to management, all of whose members are elected annually. In addition, key board committees should be entirely independent.

We will generally support the election of directors that result in a board made up of a majority of independent directors.

We will hold directors accountable for the actions of the committees on which they serve. For example, we will withhold votes for nominees who serve on the compensation committee if they approve excessive compensation arrangements or propose equity-based compensation plans that unduly dilute the ownership interests of stockholders.

We will support efforts to declassify existing boards. We will vote against efforts by companies to adopt classified board structures, or impose "poison pills" on its shareholders or adopt multiple classes of stock.

Approval of independent auditors

We believe that the relationship between the company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not, in the aggregate, impair independence.

Equity-based compensation plans

We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees, and directors. Conversely, we are opposed to plans that substantially dilute our clients' ownership interest in the company, provide participants with excessive awards, or have inherently objectionable structural features.

We will generally vote against plans where total potential dilution (including all equity-based plans) exceeds 10% of shares outstanding.

We will generally vote against plans if annual option grants have exceeded 2% of shares outstanding.

These total and annual dilution thresholds are guidelines, not ceilings, and when assessing a plan's impact on our shareholdings we consider other factors such as the nature of the industry and size of the company.

We will vote against plans that have any of the following structural features:

         o        Ability to re-price underwater options

         o Ability to issue options with an exercise price below the stock's current market price.

         o        Ability to issue reload options.

         o        Automatic share replenishment ("evergreen") feature.

We will support measures intended to increase long-term stock ownership by executives. These may include:

         o Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive's salary).

         o Requiring stock acquired through option exercise to be held for a certain period of time.

         o        Using restricted stock grants instead of options.

To this end, we support expensing the fair value of option grants because it substantially eliminates their preferential financial statement treatment vis-a-vis stock grants, furthering our case for increased ownership by corporate leaders and employees.

We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

Corporate structure and shareholder rights

We believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve (or reject) changes to the corporation's by-laws by a simple majority vote.

We will support proposals to remove super-majority (typically from 66.7% to 80%) voting requirements for certain types of proposals. We will vote against proposals to impose super-majority requirements.

We will vote for proposals to lower barriers to shareholder action (e.g., limited rights to call special meetings, limited rights to act by written consent).

We will vote against proposals for a separate class of stock with disparate voting rights.

We will generally vote for proposals to subject shareholder rights plans ("poison pills") to a shareholder vote. In evaluating these plans, we will be more likely to support arrangements with short-term (less than 3 years) sunset provisions, qualified bid/permitted offer provisions ("chewable pills") and/or mandatory review by a committee of independent directors at least every three years (so-called "TIDE" provisions).

Corporate and social policy issues

We believe that "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors. Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices.

We generally vote against these types of proposals, though we may make exceptions in certain instances where we believe a proposal has substantial economic implications.

Proxy voting process

Reasonable efforts will be made to obtain proxy materials and to vote in a timely fashion. Records will be maintained regarding the voting of proxies under these policies and procedures.

                                     PART C

                                OTHER INFORMATION

Item 28.       Exhibits.

                  (a) Certificate of Trust and Agreement and Declaration of Trust -- Incorporated herein by reference to the Registrant's initial Registration Statement on Form N-1A filed on February 15, 2000.

                  (b) Bylaws -- Incorporated herein by reference to the Registrant's initial Registration Statement on Form N-1A filed on February 15, 2000.

                  (c)      Instruments  Defining  Rights of Security  Holders --
                           Incorporated    by   reference   to   Agreement   and
                           Declaration of Trust and Bylaws.

                  (d) Amended and Restated Investment Advisory Agreement with Water Island Capital, LLC -- Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A filed on September 30, 2008.

                  (e) Distribution Agreement with SEI Investments Distribution Co. -- Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A filed on September 30, 2005.

                  (f)      Bonus or Profit Sharing Contracts -- Inapplicable.

                  (g) Mutual Fund Custody and Service Agreement with Mellon Bank N.A. -- Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A filed on July 30, 2004.

                  (h)      (i)      Administration   Agreement   with  SEI
                                    Investments   Global   Funds   Services   --
                                    Incorporated  herein  by  reference  to  the
                                    Registrant's  Post-Effective Amendment No. 5
                                    to its  Registration  Statement on Form N-1A
                                    filed on September  30, 2005;  and Amendment
                                    No.  1  to   Administration   Agreement   --
                                    Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A filed on September 30, 2008.

                           (ii) Agency Agreement (for transfer agent and dividend disbursing services) with DST Systems, Inc. -- Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A filed on September 30, 2005.

                           (iii) Second Amended and Restated Expense Waiver & Reimbursement Agreement with Water Island Capital, LLC -- Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A filed on September 30, 2008.

                           (iv) Power of Attorney for Joel C. Ackerman and Jay N. Goldberg -- Incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed on June 1, 2000.

                         (v) Power of Attorney for Eric Kleinschmidt -- Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A filed on September 30, 2005.

                         (vi) Power of Attorney for John Alvarado and Burtt R. Ehrlich -- Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A filed on September 30, 2008.

                  (i) Opinion and Consent of Counsel relating to Issuance of Shares -- Filed herewith.

                  (j) Consent of Independent Registered Public Accounting Firm -- To be filed by amendment.

                  (k)      Omitted Financial Statements -- Inapplicable.

                  (l) Initial Capital Agreement -- Incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed on June 1, 2000.

                  (m) Revised Rule 12b-1 Plan for Class R Shares -- Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A filed on September 30, 2005.

                  (n) Rule 18f-3 Plan -- Incorporated herein by reference to the Registrant's Post Effective Amendment No. 3 to its Registration Statement on Form N-1A filed on August 1, 2003.

                  (p)      (i)      Code of  Ethics  of the  Registrant  and
                                    Water Island  Capital,  LLC --  Incorporated
                                    herein by  reference  to  Registrant's  Post
                                    Effective Amendment No. 3 filed on August 1,
                                    2003

                           (ii) Code of Ethics of SEI Investments Distribution Co. -- Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A filed on September 30, 2005.


Item 29.       Persons Controlled by or Under Common Control with Registrant.

               No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.       Indemnification.

               Reference is made to Article V of the Registrant's Agreement and Declaration of Trust.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions of the Registrant's Agreement and Declaration of Trust, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the
                  Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, and Water Island Capital, LLC (the "Adviser"). Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

                  The Investment Advisory Agreement with the Adviser provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement on the part of the Adviser or any of its officers, directors or employees, the Adviser shall not be liable for any act or omission in the course of, or connected with, rendering services under the Agreement or for any losses that may, from time to time, be sustained in the purchase, holding or sale of any security.

                  The Distribution Agreement with SEI Investments Distribution Co. (the "Underwriter") provides that the Registrant will indemnify and hold harmless the Underwriter and its directors, officers, employees, shareholders and control persons against any loss, damage or expense suffered by the Registrant in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Underwriter's duties or from the reckless disregard by any of such persons of Underwriter's obligations and duties under the Agreement. The Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

Item 31.       Business and Other Connections of the Investment Adviser.

               Inapplicable.

Item 32.       Principal Underwriters.

                  (a) To the best of Registrant's knowledge, SEI Investments Distribution Co., the Registrant's principal underwriter, currently is principal underwriter of the shares of:


   SEI Daily Income Trust                                     July 15, 1982
   SEI Liquid Asset Trust                                     November 29, 1982
   SEI Tax Exempt Trust                                       December 3, 1982
   SEI Institutional Managed Trust                            January 22, 1987
   SEI Institutional International Trust                      August 30, 1988
   The Advisors' Inner Circle Fund                            November 14, 1991
   The Advisors' Inner Circle Fund II                         January 28, 1993
   Bishop Street Funds                                        January 27, 1995
   SEI Asset Allocation Trust                                 April 1, 1996

   SEI Institutional Investments Trust                        June 14, 1996
   Oak Associates Funds                                       February 27, 1998
   CNI Charter Funds                                          April 1, 1999
   iShares Inc.                                               January 28, 2000
   iShares Trust                                              April 25, 2000
   Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)      November 1, 2000
   Causeway Capital Management Trust                          September 20, 2001
   Barclays Global Investors Funds                            March 31, 2003
   SEI Opportunity Fund, LP                                   October 1, 2003
   The Arbitrage Funds                                        May 17, 2005
   The Turner Funds                                           January 1, 2006
   ProShares Trust                                            November 14, 2005
   Community Reinvestment Act Qualified Investment Fund       January 8, 2007
   SEI Alpha Strategy Portfolios, LP                          June 29, 2007
   TD Asset Management USA Funds                              July 25, 2007
   SEI Structured Credit Fund, LP                             July 31, 2007
   Wilshire Mutual Funds, Inc.                                July 12, 2008
   Wilshire Variable Insurance Trust                          July 12, 2008
   Forward Funds                                              August 14, 2008
   Global X Funds                                             October 24, 2008
   Veritas Funds                                              January 16, 2009


                  (b) To the best of Registrant's knowledge, the directors and officers of SEI Investments Distribution Co., none of whom are officers of Registrant and all of whom have a principal business address of One Freedom Valley Drive, Oaks, Pennsylvania 19456, are as follows:



               Name                                 Position and Office
                                                      With Underwriter
           William M. Doran             Director
           Edward D. Loughlin           Director
           Wayne M. Withrow             Director
           Kevin Barr                   President & Chief Executive Officer
           Maxine Chou                  Chief Financial Officer, Chief
                                        Operations Officer & Treasurer
           Karen LaTourette             Chief Compliance Officer, Anti-Money
                                        Laundering Officer & Assistant
                                        Secretary
           John C. Munch                General Counsel & Secretary
           Mark J. Held                 Senior Vice President
           Lori L. White                Vice President & Assistant Secretary
           John Coary                   Vice President & Assistant Secretary
           John Cronin                  Vice President
           Robert Silvestri             Vice President


                  (c) During the Registrant's most recent fiscal year, SEI Investments Distribution Co. did not receive any net underwriting dicounts or commissions, compensation on redemptions and repurchases, brokerage commissions or other compensation.

Item 33.       Location of Accounts and Records.

                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant its offices located at 41 Madison Avenue, 28th Floor, New York, New York 10010, or at the offices of the Registrant's transfer agent located at 1055 Broadway Kansas City, MO 64105, or at the offices of the Registrant's custodian located at One Mellon Bank Center, Pittsburgh, PA 15258.


Item 34.       Management Services Not Discussed in Parts A or B.

               Inapplicable.

Item 35.       Undertakings.

               Inapplicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amended Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 27th day of July, 2009.


                                   THE ARBITRAGE FUNDS


                                   By:  /s/ John S. Orrico
                                      ------------------------------------------
                                       John S. Orrico
                                       President

         Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                                     Title                    Date


/s/ John S. Orrico                             President, Treasurer and Trustee      July 27, 2009
--------------------
John S. Orrico


Eric Kleinschmidt*                                   Chief Financial Officer


Joel C. Ackerman*                                            Trustee


Jay N. Goldberg*                                             Trustee


John Alvarado*                                               Trustee


Burtt R. Ehrlich*                                            Trustee




*  /s/ John S. Orrico
   ----------------------
   John S. Orrico
   Attorney-in-fact
   July 27, 2009

                                  EXHIBIT INDEX
                                  -------------


     Exhibit No.                           Description
     -----------                           -----------

         (a)      Certificate of Trust and Agreement and Declaration of Trust.*

         (b)      Bylaws. *

         (c)      Instruments Defining Rights of Security Holders. *

         (d) Amended and Restated Investment Advisory Agreement with Water Island Capital, LLC. *

         (e)      Distribution Agreement with SEI Investments Distribution Co. *

         (f)      Bonus or Profit Sharing Contracts -- Inapplicable.

         (g)      Mutual Fund  Custody and  Service  Agreement  with Mellon Bank
                  N.A. *

         (h) (i) Administration Agreement with SEI Investments Global Funds Services *; and Amendment No. 1 to Administration Agreement. *

                  (ii)  Agency   Agreement  (for  transfer  agent  and  dividend
                  disbursing services) with DST Systems, Inc. *

                  (iii)   Second   Amended  and   Restated   Expense   Waiver  &
                  Reimbursement Agreement with Water Island Capital, LLC. *

                  (iv) Power of Attorney for Joel C. Ackerman and Jay N. Goldberg. *

                  (v) Power of Attorney for Eric Kleinschmidt. *

                  (v) John Alvarado and Burtt R. Ehrlich. *

         (i) Opinion and Consent of Counsel relating to Issuance of Shares -- Filed herewith.

         (j) Consent of Independent Registered Public Accounting Firm -- To be filed by amendment.

         (k)      Omitted Financial Statements -- Inapplicable.

         (l)      Initial Capital Agreement. *

         (m)      Revised Rule 12b-1 Plan for Class R Shares. *

         (n)      Rule 18f-3 Plan. *

         (p) (i) Code of Ethics of The Arbitrage Funds and Water Island Capital, LLC. *

                   (ii) Code of Ethics of SEI Investments Distribution Co. *

------------------

* Filed previously.